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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

     Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Prime Cash Management Money Market Fund, for the six months ended August 31, 2006. These six series have a February 28 fiscal year end.

Date of reporting period: August 31, 2006

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Institutional 100% Treasury Money Market Fund, covering the six-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting this view was new evidence late in the six months that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the period, investors contemplated the risks that high energy and commodity costs would increase inflationary pressures as these costs worked their way through the economy. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Year-over-year corporate earnings, meanwhile, were expected to rise in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed at its meeting in August, left the rate unchanged. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of

1

LETTER TO SHAREHOLDERS continued

growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

In this environment, our money market teams continued to focus on capital preservation and competitive income. The portfolio managers attempted to take advantage of the higher short-term interest rates before market yields began to level off after the Fed’s meeting in early August. For the bulk of the period, though, these shorter-duration strategies tended to produce superior relative performance in the fixed income markets.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

3

FUND AT A GLANCE
as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*
Portfolio inception date: 12/8/1997

			Lipper	Merrill
			Institutional	Lynch
			U.S.	3-Month
		Institutional	Treasury	U.S.
	Institutional	Service	Money	Treasury
	Shares	Shares	Markets	Bill
	(Class I)	(Class IS)	Median	Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

6-month return	2.20%	2.07%	2.27%	2.43%

Average annual return

1-year	3.92%	3.67%	4.07%	4.34%

5-year	1.92%	1.66%	1.90%	2.29%

Since portfolio inception	3.27%	3.00%	3.24%	3.59%

7-day annualized yield	4.78%	4.53%	N/A	N/A

30-day annualized yield	4.70%	4.45%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2006, there were 154 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,022.01	$ 1.63
Class IS	$ 1,000.00	$ 1,020.74	$ 2.90
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.33	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

CLASS I	Six Months Ended	Year Ended February 28,
	August 31, 2006
	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.022	0.029	0.011	0.007	0.015	0.032

Distributions to shareholders from
Net investment income	(0.022)	(0.029)	(0.011)	(0.007)	(0.015)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.20%	2.96%	1.11%	0.70%	1.48%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$96,209	$493,913	$369,460	$449,943	$487,684	$409,199
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%[2]	0.32%	0.33%	0.31%	0.18%	0.13%
Expenses excluding waivers/reimbursements
and expense reductions	0.32%[2]	0.32%	0.33%	0.31%	0.30%	0.30%
Net investment income (loss)	4.21%[2]	2.94%	1.09%	0.70%	1.44%	3.05%

1 Year ended February 29.
2 Annualized

See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IS	Six Months Ended	Year Ended February 28,
	August 31, 2006
	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.021	0.027	0.009	0.004	0.012	0.030

Distributions to shareholders from
Net investment income	(0.021)	(0.027)	(0.009)	(0.004)	(0.012)	(0.030)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.07%	2.70%	0.86%	0.45%	1.23%	3.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,842	$162,313	$218,046	$256,132	$364,153	$219,117
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.57%[2]	0.57%	0.58%	0.56%	0.43%	0.38%
Expenses excluding waivers/reimbursements
and expense reductions	0.57%[2]	0.57%	0.58%	0.56%	0.55%	0.55%
Net investment income (loss)	3.99%[2]	2.64%	0.88%	0.45%	1.19%	3.01%

1 Year ended February 29.
2 Annualized
See Notes to Financial Statements
8

SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 100.2%
U.S. Treasury Bills:
4.88%, 01/04/2007 *	$ 60,000,000	$ 58,983,542
4.97%, 10/19/2006 *	36,962,000	36,717,294
5.01%, 09/14/2006 *	3,033,000	3,027,513
5.02%, 09/21/2006 *	1,587,000	1,582,578
5.05%, 09/07/2006 *	1,372,000	1,370,845
5.07%, 09/14/2006 *	6,528,000	6,516,056
5.08%, 09/14/2006-11/24/2006 *	20,416,000	20,333,253
5.10%, 09/21/2006 *	27,000	26,923
5.13%, 09/07/2006 *	13,747,000	13,735,453

Total Investments (cost $142,293,457) 100.2%		142,293,457
Other Assets and Liabilities (0.2%)		(242,518)

Net Assets 100.0%		$ 142,050,939

* Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of August 31, 2006:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2006:

2-7 days	10.6%
8-60 days	45.9%
61-120 days	2.0%
121-240 days	41.5%

100.0%

See Notes to Financial Statements
9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (unaudited)

Assets
Investments at amortized cost	$ 142,293,457
Cash	449
Receivable for Fund shares sold	100,000
Prepaid expenses and other assets	6,116

Total assets	142,400,022

Liabilities
Dividends payable	321,340
Advisory fee payable	816
Distribution Plan expenses payable	312
Due to other related parties	1,102
Accrued expenses and other liabilities	25,513

Total liabilities	349,083

Net assets	$ 142,050,939

Net assets represented by
Paid-in capital	$ 142,395,911
Undistributed net investment income	1,744
Accumulated net realized losses on investments	(346,716)

Total net assets	$ 142,050,939

Net assets consists of
Class I	$ 96,208,755
Class IS	45,842,184

Total net assets	$ 142,050,939

Shares outstanding (unlimited number of shares authorized)
Class I	96,285,004
Class IS	45,810,716

Net asset value per share
Class I	$ 1.00
Class IS	$ 1.00

See Notes to Financial Statements
10

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2006 (unaudited)

Investment income
Interest	$ 8,623,504

Expenses
Advisory fee	399,126
Distribution Plan expenses	129,736
Administrative services fee	114,036
Transfer agent fees	2,891
Trustees’ fees and expenses	1,454
Printing and postage expenses	9,275
Custodian and accounting fees	45,844
Registration and filing fees	17,960
Professional fees	15,728
Other	5,176

Total expenses	741,226
Less: Expense reductions	(4,323)

Net expenses	736,903

Net investment income	7,886,601

Net realized gains on investments	9,930

Net increase in net assets resulting from operations	$ 7,896,531

See Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2006		Year Ended
	(unaudited)		February 28, 2006

Operations
Net investment income	$ 7,886,601		$ 18,279,167
Net realized gains or losses
on investments		9,930		(260,481)

Net increase in net assets resulting
from operations		7,896,531		18,018,686

Distributions to shareholders from
Net investment income
Class I		(5,817,934)		(13,413,729)
Class IS		(2,068,667)		(4,873,280)

Total distributions to shareholders		(7,886,601)		(18,287,009)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	342,271,734	342,271,734	2,411,605,121	2,411,605,121
Class IS	116,821,156	116,821,156	688,020,373	688,020,373

		459,092,890		3,099,625,494

Net asset value of shares issued in
reinvestment of distributions
Class I	696,106	696,106	1,664,870	1,664,870
Class IS	883,778	883,778	1,570,004	1,570,004

		1,579,884		3,234,874

Payment for shares redeemed
Class I	(740,679,440)	(740,679,440)	(2,288,616,033)	(2,288,616,033)
Class IS	(234,178,049)	(234,178,049)	(745,256,510)	(745,256,510)

		(974,857,489)		(3,033,872,543)

Net increase (decrease) in net
assets resulting from capital
share transactions		(514,184,715)		68,987,825

Total increase (decrease) in net assets		(514,174,785)		68,719,502
Net assets
Beginning of period		656,225,724		587,506,222

End of period	$ 142,050,939		$ 656,225,724

Undistributed net investment income	$ 1,744		$ 1,744

See Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On August 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $203,093 in capital loss carryovers for federal income tax purposes expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006, the Fund incurred and elected to defer post-October losses of $153,553.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended August 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

17

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567756 rv2 10/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567756 rv2 10/2006

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Institutional Money Market Fund, covering the six-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting this view was new evidence late in the six months that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the period, investors contemplated the risks that high energy and commodity costs would increase inflationary pressures as these costs worked their way through the economy. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Year-over-year corporate earnings, meanwhile, were expected to rise in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed at its meeting in August, left the rate unchanged. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at

LETTER TO SHAREHOLDERS continued

what we believed to be more sustainable paces.

In this environment, our money market teams continued to focus on capital preservation and competitive income. The portfolio managers attempted to take advantage of the higher short-term interest rates before market yields began to level off after the Fed’s meeting in early August. For the bulk of the period, though, these shorter-duration strategies tended to produce superior relative performance in the fixed income markets.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

At meetings held on September 20-21, 2006, the Fund’s Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

6-month return	2.48%	2.45%

Average annual return

1-year	4.50%	4.45%

5-year	2.30%	2.25%

Since portfolio inception	3.93%	3.90%

7-day annualized yield	5.19%	5.14%

30-day annualized yield	5.20%	5.15%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2006, there were 346 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

					Lipper
	Institutional				Institutional	Merrill Lynch
Investor	Service	Participant	Reserve	Resource	Money	3-Month
Shares	Shares	Shares	Shares	Shares	Markets	U.S. Treasury
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Median	Bill Index†

5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001

EMNXX	EMSXX	EMPXX	EMVXX	EMOXX

2.42%	2.35%	2.22%	2.14%	2.06%	2.37%	2.43%

4.40%	4.24%	3.98%	3.83%	3.67%	4.28%	4.34%

2.20%	2.05%	1.79%	1.64%	1.49%	2.04%	2.29%

3.87%	3.66%	3.64%	3.56%	3.47%	3.67%	3.77%

5.09%	4.94%	4.69%	4.54%	4.39%	N/A	N/A

5.10%	4.94%	4.70%	4.55%	4.40%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,024.76	$ 0.92
Class AD	$ 1,000.00	$ 1,024.50	$ 1.17
Class IN	$ 1,000.00	$ 1,024.24	$ 1.43
Class IS	$ 1,000.00	$ 1,023.46	$ 2.19
Class P	$ 1,000.00	$ 1,022.19	$ 3.47
Class RV	$ 1,000.00	$ 1,021.42	$ 4.23
Class RC	$ 1,000.00	$ 1,020.65	$ 4.99
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.30	$ 0.92
Class AD	$ 1,000.00	$ 1,024.05	$ 1.17
Class IN	$ 1,000.00	$ 1,023.79	$ 1.43
Class IS	$ 1,000.00	$ 1,023.04	$ 2.19
Class P	$ 1,000.00	$ 1,021.78	$ 3.47
Class RV	$ 1,000.00	$ 1,021.02	$ 4.23
Class RC	$ 1,000.00	$ 1,020.27	$ 4.99

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.18% for Class I, 0.23% for Class AD, 0.28% for Class IN, 0.43% for Class IS, 0.68% for Class P, 0.83% for Class RV and 0.98% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS I	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.025	0.034	0.015	0.010	0.017	0.035

Distributions to shareholders from
Net investment income	(0.025)	(0.034)	(0.015)	(0.010)	(0.017)	(0.035)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.48%	3.47%	1.51%	1.05%	1.75%	3.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,733,735	$12,037,126	$10,534,653	$13,392,535	$19,297,892	$11,290,424
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.18%[2]	0.13%	0.21%	0.21%	0.21%	0.22%
Expenses excluding waivers/reimbursements
and expense reductions	0.20%[2]	0.22%	0.21%	0.21%	0.21%	0.22%
Net investment income (loss)	4.85%[2]	3.46%	1.46%	1.06%	1.70%	3.35%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS AD	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.024	0.034	0.014	0.010	0.017	0.026

Distributions to shareholders from
Net investment income	(0.024)	(0.034)	(0.014)	(0.010)	(0.017)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.45%	3.41%	1.46%	1.00%	1.70%	2.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,652	$18,476	$4,665	$10,951	$13,017	$25,635
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.23%[3]	0.20%	0.25%	0.26%	0.26%	0.27%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.25%[3]	0.29%	0.25%	0.26%	0.26%	0.27%[3]
Net investment income (loss)	4.90%[3]	3.66%	1.27%	1.02%	1.58%	2.59%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IN	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.024	0.033	0.014	0.009	0.016	0.026

Distributions to shareholders from
Net investment income	(0.024)	(0.033)	(0.014)	(0.009)	(0.016)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.42%	3.36%	1.41%	0.95%	1.65%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$136,268	$128,213	$197,022	$190,016	$252,560	$123,849
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.28%[3]	0.23%	0.31%	0.31%	0.31%	0.32%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.30%[3]	0.32%	0.31%	0.31%	0.31%	0.32%[3]
Net investment income (loss)	4.76%[3]	3.22%	1.44%	0.94%	1.59%	2.91%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IS	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.032	0.012	0.008	0.015	0.033

Distributions to shareholders from
Net investment income	(0.023)	(0.032)	(0.012)	(0.008)	(0.015)	(0.033)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.35%	3.21%	1.25%	0.80%	1.49%	3.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,685,623	$2,196,902	$2,368,390	$2,474,978	$3,082,949	$3,896,538
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43%[2]	0.38%	0.46%	0.46%	0.46%	0.47%
Expenses excluding waivers/reimbursements
and expense reductions	0.45%[2]	0.47%	0.46%	0.46%	0.46%	0.47%
Net investment income (loss)	4.62%[2]	3.13%	1.24%	0.80%	1.50%	3.21%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28
	August 31, 2006
CLASS P	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.022	0.029	0.010	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	(0.022)	(0.029)	(0.010)	(0.005)	(0.012)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.22%	2.95%	1.00%	0.55%	1.24%	2.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,488	$37,038	$208,689	$144,513	$145,570	$155,419
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%[3]	0.61%	0.71%	0.71%	0.71%	0.74%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.70%[3]	0.70%	0.71%	0.71%	0.71%	0.74%[3]
Net investment income (loss)	4.35%[3]	2.55%	1.04%	0.55%	1.20%	1.99%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RV	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.021	0.028	0.008	0.004	0.011	0.021

Distributions to shareholders from
Net investment income	(0.021)	(0.028)	(0.008)	(0.004)	(0.011)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.14%	2.80%	0.85%	0.40%	1.09%	2.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,183	$1,869	$ 435	$27,444	$25,146	$20,408
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[3]	0.79%	0.85%	0.86%	0.86%	0.87%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[3]	0.88%	0.85%	0.86%	0.86%	0.87%[3]
Net investment income (loss)	4.22%[3]	3.02%	0.54%	0.40%	1.06%	2.35%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RC	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.020	0.026	0.007	0.002	0.009	0.020

Distributions to shareholders from
Net investment income	(0.020)	(0.026)	(0.007)	(0.002)	(0.009)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.06%	2.64%	0.70%	0.24%	0.94%	1.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,330	$14,158	$18,984	$27,381	$14,699	$32,130
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.98%[3]	0.92%	1.00%	1.01%	1.01%	1.03%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.00%[3]	1.01%	1.00%	1.01%	1.01%	1.03%[3]
Net investment income (loss)	4.11%[3]	2.48%	0.59%	0.23%	0.85%	1.73%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.4%
Carlyle Loan Investment, Ltd., Ser. 2006-2A, Class 1, FRN, 5.38%, 09/15/2006
144A + (cost $50,000,000)	$ 50,000,000	$50,000,000

CERTIFICATES OF DEPOSIT 7.5%
Barclays Bank plc, 5.44%, 06/04/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	55,000,000	55,000,000
5.36%, 04/30/2007	90,000,000	90,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	140,000,000	140,000,000
4.80%, 10/26/2006	150,000,000	150,000,000
5.37%, 05/25/2007	125,000,000	125,000,000
5.51%, 08/31/2007	100,000,000	100,000,000
HBOS plc, 4.76%, 10/17/2006	50,000,000	50,000,308
Societe Generale, 4.79%, 10/26/2006	100,000,000	100,000,000
U.S. Trust Co. of New York:
5.29%, 11/06/2006	100,000,000	100,001,607
5.38%, 09/12/2006	66,000,000	66,000,000

Total Certificates of Deposit (cost $1,026,001,915)		1,026,001,915

COMMERCIAL PAPER 51.4%
Asset-Backed 46.7%
Aegis Finance, LLC, 5.30%, 09/01/2006	50,000,000	50,000,000
Amstel Funding Corp.:
5.15%, 11/22/2006	135,000,000	133,424,958
5.20%, 09/06/2006	20,733,000	20,718,041
5.39%, 10/10/2006	125,000,000	124,270,104
ASAP Funding, Ltd.:
5.30%, 09/05/2006	100,000,000	99,941,111
5.30%, 10/10/2006	35,800,000	35,594,448
Bavaria Trust Corp.:
5.28%, 09/25/2006	100,000,000	99,648,000
5.29%, 09/20/2006	220,085,000	219,556,498
Blue Spice, LLC, 5.04%, 10/25/2006	50,000,000	49,622,000
Brahms Funding Corp.:
5.31%, 09/13/2006	148,618,000	148,354,946
5.37%, 09/05/2006	50,000,000	49,970,167
Broadhollow Funding, LLC:
5.30%, 09/28/2006	75,000,000	74,753,403
5.31%, 09/08/2006	122,200,000	122,138,050
Check Point Charlie, Inc.:
5.02%, 10/19/2006	50,000,000	49,665,333
5.30%, 11/17/2006	79,000,000	78,493,114
5.37%, 09/07/2006	114,700,000	114,612,260
5.41%, 10/05/2006	40,000,000	39,795,622
5.42%, 10/06/2006	40,000,000	39,789,417

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Chesham Finance, LLC, 5.28%, 02/23/2007	$ 40,000,000	$38,973,333
Citius I Funding, LLC, 5.30%, 09/15/2006	50,000,000	49,896,944
Concord Minutemen Capital Co., LLC:
5.30%, 09/11/2006	100,000,000	99,999,447
5.46%, 01/05/2007	125,000,000	122,611,250
Crown Point Capital Co., 5.03%, 10/20/2006	52,450,000	52,091,264
Deer Valley Funding, Ltd., 5.30%, 11/21/2006	50,000,000	49,403,750
Ebury Finance, LLC:
5.03%, 10/19/2006	100,000,000	99,329,333
5.04%, 10/20/2006	100,000,000	99,314,000
5.09%, 10/26/2006	75,000,000	74,416,771
5.30%, 02/22/2007	125,000,000	121,797,917
Elysian Funding, LLC:
5.37%, 10/16/2006	50,000,000	49,686,750
5.375%, 10/10/2006	45,000,000	44,737,969
5.43%, 11/06/2006	50,000,000	49,502,250
5.47%, 10/06/2006	20,000,000	19,893,639
Fenway Funding, LLC:
5.29%, 09/06/2006	100,000,000	99,926,528
5.31%, 09/15/2006	50,000,000	49,896,750
5.32%, 09/14/2006	50,000,000	49,903,945
Giro Balanced Funding Corp.:
5.39%, 09/25/2006	60,647,000	60,429,075
5.40%, 10/04/2006	61,772,000	61,466,229
KKR Pacific Funding Trust:
5.29%, 09/22/2006	87,880,000	87,638,206
5.30%, 09/25/2006	175,000,000	174,381,667
5.34%, 09/06/2006	100,000,000	99,925,833
5.40%, 09/05/2006	50,000,000	49,970,000
Lake Constance Funding:
5.36%, 09/05/2006	27,450,000	27,433,652
5.40%, 10/10/2006	110,000,000	109,356,500
Legacy Capital Corp., 5.39%, 09/12/2006	100,000,000	99,835,306
Lockhart Funding, LLC, 5.30%, 11/13/2006	125,000,000	123,656,597
Mainsail II, LLC:
5.30%, 10/19/2006	28,550,000	28,348,247
5.32%, 10/11/2006	39,000,000	38,769,467
5.33%, 10/12/2006	25,000,000	24,848,243
5.35%, 09/07/2006	36,000,000	35,967,900
Morrigan Funding, LLC:
5.30%, 02/28/2007	175,000,000	171,646,458
5.31%, 09/21/2006	121,208,000	120,850,436
5.31%, 09/25/2006	50,000,000	49,823,000
5.33%, 09/21/2006	120,000,000	119,644,667
5.37%, 09/01/2006	156,060,000	156,060,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Mortgage Interest Network:
5.28%, 09/05/2006	$ 75,000,000	$74,956,000
5.29%, 09/06/2006	60,000,000	59,955,917
5.30%, 09/01/2006	50,000,000	50,000,000
5.30%, 09/12/2006	50,000,000	49,919,028
5.31%, 09/13/2006	90,000,000	89,840,700
Neptune Funding Corp.:
5.28%, 11/17/2006	19,621,000	19,399,414
5.30%, 11/28/2006	79,070,000	78,045,604
5.40%, 10/02/2006	57,761,000	57,492,411
Perry Global Funding, Ltd., 5.30%, 09/05/2006	50,000,000	49,970,556
Rams Funding, LLC:
5.29%, 09/19/2006	50,000,000	49,867,750
5.30%, 09/22/2006	108,778,000	108,450,348
5.31%, 09/11/2006	146,896,000	146,679,328
Rhineland Funding Capital Corp.:
5.20%, 09/06/2006	42,000,000	41,969,667
5.21%, 12/01/2006	38,274,000	37,769,942
5.30%, 11/02/2006	40,319,000	39,950,977
5.31%, 11/28/2006	52,691,000	52,294,438
5.32%, 10/20/2006	28,893,000	28,683,782
5.38%, 09/20/2006	40,000,000	39,886,422
5.40%, 09/11/2006	35,000,000	34,947,500
5.40%, 09/20/2006	58,530,000	58,363,189
5.43%, 10/04/2006	65,513,000	65,186,909
Stratford Receivables Co., LLC:
5.29%, 09/26/2006	175,000,000	174,393,854
5.30%, 09/22/2006	101,315,000	101,016,877
Thornburg Mortgage Capital Resources, LLC:
5.29%, 09/26/2006	155,000,000	154,626,761
5.30%, 11/22/2006	100,000,000	98,792,778
5.31%, 09/28/2006	170,000,000	169,523,575
Tulip Funding Corp., 5.06%, 10/24/2006	75,000,000	74,441,292

		6,368,205,814

Consumer Finance 3.4%
Ford Motor Credit Co.:
5.31%, 09/13/2006	75,000,000	74,867,250
5.31%, 09/18/2006	50,000,000	49,874,625
5.33%, 11/10/2006	22,675,000	22,439,999
5.39%, 09/05/2006	50,000,000	49,970,083
5.40%, 09/20/2006	75,000,000	74,786,250
5.40%, 10/05/2006	40,000,000	39,796,000
5.41%, 10/03/2006	75,000,000	74,639,333
MBNA Credit Card Master Trust, 5.29%, 11/14/2006	75,000,000	74,185,230

		460,558,770

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services 0.7%
Bank of America Corp., 5.43%, 10/17/2006	$100,000,000	$99,306,805

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp., 5.29%, 09/01/2006	86,100,000	86,100,000

Total Commercial Paper (cost $7,014,171,389)		7,014,171,389

CORPORATE BONDS 26.0%
Capital Markets 5.9%
Bear Stearns Cos., FRN:
5.32%, 09/14/2006	125,000,000	125,000,000
5.49%, 09/05/2006	125,000,000	125,000,000
Goldman Sachs Group, Inc., 7.20%, 03/01/2007 144A	28,000,000	28,296,990
Merrill Lynch & Co., Inc., FRN:
5.31%, 09/15/2006	75,000,000	75,000,000
5.31%, 09/25/2006	125,000,000	125,000,000
5.66%, 10/27/2006	35,000,000	35,016,829
Morgan Stanley, FRN:
5.39%, 09/15/2006	200,000,000	200,000,000
5.41%, 09/05/2006	100,000,000	100,000,000

		813,313,819

Commercial Banks 4.8%
Bank of Ireland, FRN, 5.31%, 09/19/2006 144A	175,000,000	175,000,000
First Tennessee Bank, FRN, 5.32%, 09/18/2006 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	150,000,000	150,152,679
Royal Bank of Canada, 5.49%, 10/05/2007	75,000,000	75,000,000
WestLB AG, FRN, 5.41%, 09/11/2006 144A	100,000,000	100,000,000

		650,152,679

Consumer Finance 4.8%
American Express Co., FRN:
5.30%, 09/20/2006	120,000,000	120,000,000
5.38%, 09/06/2006	90,000,000	90,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.38%, 09/05/2006	135,000,000	135,000,000
General Electric Capital Corp., FRN:
5.29%, 09/25/2006	80,000,000	80,000,000
5.43%, 09/18/2006	230,000,000	230,000,000

		655,000,000

Diversified Financial Services 5.8%
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	50,000,000	49,997,630
5.32%, 09/05/2006 144A	115,000,000	114,997,275
5.39%, 07/02/2007 144A	50,000,000	49,992,121
FRN:
5.29%, 09/15/2006 144A	100,000,000	99,999,617

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Diversified Financial Services continued
Sigma Finance, Inc.:
4.31%, 09/28/2006 144A	$100,000,000	$100,000,000
4.86%, 02/12/2007 144A	100,000,000	100,000,000
5.40%, 05/14/2007 144A	110,000,000	110,000,000
5.75%, 07/25/2007 144A	110,000,000	110,000,000
Strategic Money Market Trust, Ser. 2006-M, FRN, 5.47%, 11/10/2006 144A +	56,648,000	56,648,000

		791,634,643

Insurance 2.5%
Allstate Corp., FRN:
5.32%, 09/27/2006 +	65,000,000	65,000,000
5.39%, 09/15/2006 144A +	80,000,000	80,000,000
ING Security Life Funding Corp., FRN, 5.48%, 09/11/2006 144A	200,000,000	200,000,000

		345,000,000

Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp., FRN:
5.35%, 09/05/2006	75,000,000	75,000,000
5.38%, 09/13/2006	115,000,000	115,000,000
Countrywide Home Loans, Inc.:
5.50%, 02/01/2007	21,000,000	21,049,702
5.625%, 05/15/2007	36,197,000	36,219,180

		247,268,882

Pharmaceuticals 0.4%
Merck & Co., Inc., FRN, 4.52%, 02/22/2007 144A	50,000,000	49,710,842

Total Corporate Bonds (cost $3,552,080,865)		3,552,080,865

FUNDING AGREEMENTS 7.9%
General Electric Capital Assurance, 5.47%, 10/02/2006 +	100,000,000	100,000,000
Jackson National Life Funding Agreement:
5.40%, 09/22/2006 +	100,000,000	100,000,000
5.56%, 10/01/2006 +	125,000,000	125,000,000
New York Life Funding Agreement, 5.46%, 10/02/2006 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
5.60%, 09/01/2006 +	100,000,000	100,000,000
5.61%, 09/01/2006 +	235,000,000	235,000,000
5.66%, 10/02/2006 +	65,000,000	65,000,000
Travelers Insurance Co., 5.57%, 10/11/2006 +	200,000,000	200,000,000

Total Funding Agreements (cost $1,075,000,000)		1,075,000,000

MUNICIPAL OBLIGATIONS 0.4%
Housing 0.4%
New York, NY Hsg. Dev. Corp. MHRB, 5.38%, 09/06/2006, (LOC: Landesbank
Hessen) (cost $50,000,000)	50,000,000	50,000,000

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 3.7%
FHLB:
4.50%, 11/03/2006	$ 35,000,000	$35,000,000
5.50%, 08/28/2007	100,000,000	100,000,000
FHLMC:
4.875%, 02/26/2007	50,000,000	50,000,000
5.40%, 06/18/2007	47,000,000	47,000,000
5.50%, 07/03/2007	90,000,000	90,000,000
FNMA:
5.50%, 07/10/2007	115,000,000	114,964,000
5.61%, 09/05/2007	75,000,000	75,000,000

Total U.S. Government & Agency Obligations (cost $511,964,000)		511,964,000

YANKEE OBLIGATIONS - CORPORATE 2.6%
Commercial Banks 1.8%
Glitnir banki HF, FRN:
5.40%, 09/22/2006 144A	75,000,000	75,000,000
5.46%, 09/07/2006 144A	25,000,000	25,000,000
HBOS plc, FRN, 5.46%, 11/20/2006 144A	150,000,000	150,000,000

		250,000,000

Insurance 0.8%
Irish Life & Permanent plc, FRN, 5.33%, 09/22/2006 144A	100,000,000	100,000,000

Total Yankee Obligations-Corporate (cost $350,000,000)		350,000,000

TIME DEPOSIT 0.6%
State Street Corp., 5.125%, 09/01/2006 (cost $82,238,763)	82,238,763	82,238,763

	Shares	Value

MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Liquid Reserves Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $13,716,958,300) 100.5%		13,716,958,300
Other Assets and Liabilities (0.5%)		(63,680,441)

Net Assets 100.0%		$13,653,277,859

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+ Security is deemed illiquid.

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond

The following table shows the percent of total investments by credit quality as of August 31, 2006:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2006:

1 day	5.5%
2-7 days	11.6%
8-60 days	57.5%
61-120 days	10.9%
121-240 days	5.9%
241+ days	8.6%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (unaudited)

Assets
Investments at amortized cost	$13,716,958,300
Receivable for Fund shares sold	5,729,598
Interest receivable	68,297,621
Prepaid expenses and other assets	16,197

Total assets	13,791,001,716

Liabilities
Dividends payable	45,973,584
Payable for securities purchased	75,000,000
Payable for Fund shares redeemed	15,461,684
Advisory fee payable	32,888
Distribution Plan expenses payable	19,884
Due to other related parties	21,468
Accrued expenses and other liabilities	1,214,349

Total liabilities	137,723,857

Net assets	$13,653,277,859

Net assets represented by
Paid-in capital	$13,667,152,848
Undistributed net investment income	107,351
Accumulated net realized losses on investments	(13,982,340)

Total net assets	$13,653,277,859

Net assets consists of
Class I	$10,733,734,874
Class AD	36,651,776
Class IN	136,268,231
Class IS	2,685,622,516
Class P	28,488,012
Class RV	2,182,810
Class RC	30,329,640

Total net assets	$13,653,277,859

Shares outstanding (unlimited number of shares authorized)
Class I	10,743,849,052
Class AD	36,662,575
Class IN	136,332,373
Class IS	2,689,307,878
Class P	28,513,767
Class RV	2,183,552
Class RC	30,333,505

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2006 (unaudited)

Investment income
Interest	$363,694,389

Expenses
Advisory fee	7,946,817
Distribution Plan expenses
Class AD	8,252
Class IN	67,732
Class IS	3,065,143
Class P	91,761
Class RV	5,620
Class RC	103,178
Administrative services fee	4,335,418
Transfer agent fees	342,971
Trustees’ fees and expenses	96,173
Printing and postage expenses	79,245
Custodian and accounting fees	1,735,767
Registration and filing fees	156,172
Professional fees	95,937
Other	132,681

Total expenses	18,262,867
Less: Expense reductions	(150,656)
Fee waivers	(1,718,543)

Net expenses	16,393,668

Net investment income	347,300,721

Net realized losses on investments	(786,143)

Net increase in net assets resulting from operations	$346,514,578

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2006		Year Ended
	(unaudited)		February 28, 2006

Operations
Net investment income		$347,300,721		$462,681,313
Net realized losses on investments		(786,143)		(1,407,067)

Net increase in net assets resulting
from operations		346,514,578		461,274,246

Distributions to shareholders from
Net investment income
Class I		(285,258,846)		(379,724,904)
Class AD		(809,112)		(319,718)
Class IN		(3,219,244)		(4,198,085)
Class IS		(56,687,841)		(74,472,405)
Class P		(798,570)		(3,469,341)
Class RV		(36,471)		(29,082)
Class RC		(529,126)		(390,234)

Total distributions to shareholders		(347,339,210)		(462,603,769)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	35,305,179,295	35,305,179,295	71,508,086,576	71,508,086,576
Class AD	67,086,898	67,086,898	28,332,141	28,332,141
Class IN	306,403,846	306,403,846	1,114,801,518	1,114,801,518
Class IS	4,175,009,216	4,175,009,216	8,080,426,591	8,080,426,591
Class P	138,896,218	138,896,218	228,114,593	228,114,593
Class RV	10,634,048	10,634,048	14,019,259	14,019,259
Class RC	36,212,929	36,212,929	15,742,762	15,742,762

		40,039,422,450		80,989,523,440

Net asset value of shares issued in
reinvestment of distributions
Class I	55,750,535	55,750,535	66,211,936	66,211,936
Class AD	666,700	666,700	205,150	205,150
Class IN	2,046,478	2,046,478	2,188,168	2,188,168
Class IS	23,646,596	23,646,596	30,893,437	30,893,437
Class P	534,558	534,558	2,615,625	2,615,625
Class RV	8,306	8,306	10,805	10,805
Class RC	189,731	189,731	167	167

		82,842,904		102,125,288

Payment for shares redeemed
Class I	(36,663,654,758)	(36,663,654,758)	(70,070,740,184)	(70,070,740,184)
Class AD	(49,576,280)	(49,576,280)	(14,725,025)	(14,725,025)
Class IN	(300,389,277)	(300,389,277)	(1,185,785,496)	(1,185,785,496)
Class IS	(3,709,787,225)	(3,709,787,225)	(8,282,566,547)	(8,282,566,547)
Class P	(147,979,018)	(147,979,018)	(402,392,806)	(402,392,806)
Class RV	(10,328,835)	(10,328,835)	(12,596,260)	(12,596,260)
Class RC	(20,230,073)	(20,230,073)	(20,567,167)	(20,567,167)

		(40,901,945,466)		(79,989,373,485)

Net increase (decrease) in
net assets resulting from capital
share transactions		(779,680,112)		1,102,275,243

Total increase (decrease) in
net assets		(780,504,744)		1,100,945,720
Net assets
Beginning of period		14,433,782,603		13,332,836,883

End of period	$ 13,653,277,859		$ 14,433,782,603

Undistributed net investment income		$107,351		$145,840

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2006, EIMC waived its advisory fee in the amount of $1,718,543.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On August 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $12,842,305 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2011	2012	2013	2014

$238,898	$231,626	$3,787,001	$6,953,685	$34,753	$235,044	$1,361,298

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006, the Fund incurred and elected to defer post-October losses of $353,892.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended August 31, 2006, the Fund had no borrowings.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

12. CLASS LIQUIDATION AND CLOSURE

At meetings held on September 20-21, 2006, the Fund’s Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567757 rv2 10/2006

Evergreen Institutional Municipal Money Market Fund

Evergreen

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
40	STATEMENT OF ASSETS AND LIABILITIES
41	STATEMENT OF OPERATIONS
42	STATEMENTS OF CHANGES IN NET ASSETS
43	NOTES TO FINANCIAL STATEMENTS
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Institutional Municipal Money Market Fund, covering the six-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting this view was new evidence late in the six months that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the period, investors contemplated the risks that high energy and commodity costs would increase inflationary pressures as these costs worked their way through the economy. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Year-over-year corporate earnings, meanwhile, were expected to rise in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed at its meeting in August, left the rate unchanged. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the

1

LETTER TO SHAREHOLDERS continued

economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

In this environment, our money market teams continued to focus on capital preservation and competitive income. The portfolio managers attempted to take advantage of the higher short-term interest rates before market yields began to level off after the Fed’s meeting in early August. For the bulk of the period, though, these shorter-duration strategies tended to produce superior relative performance in the fixed income markets.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

6-month return	1.70%	1.67%

Average annual return

1-year	3.11%	3.06%

5-year	1.80%	1.75%

Since portfolio inception	2.72%	2.69%

7-day annualized yield	3.43%	3.38%

30-day annualized yield	3.40%	3.35%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2006, there were 130 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the Shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill
			Institutional	Lynch
	Institutional		Tax-Exempt	3-Month
Investor	Service	Participant	Money	U.S.
Shares	Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/25/1996	5/1/2001

EINXX	EISXX	EIPXX

1.65%	1.57%	1.44%	1.59%	2.43%

3.01%	2.86%	2.60%	2.88%	4.34%

1.69%	1.54%	1.29%	1.53%	2.29%

2.66%	2.46%	2.44%	2.41%	3.77%

3.33%	3.18%	2.93%	N/A	N/A

3.30%	3.15%	2.90%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,016.98	$ 1.07
Class AD	$ 1,000.00	$ 1,016.72	$ 1.32
Class IN	$ 1,000.00	$ 1,016.47	$ 1.58
Class IS	$ 1,000.00	$ 1,015.71	$ 2.34
Class P	$ 1,000.00	$ 1,014.41	$ 3.60
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.15	$ 1.07
Class AD	$ 1,000.00	$ 1,023.89	$ 1.33
Class IN	$ 1,000.00	$ 1,023.64	$ 1.58
Class IS	$ 1,000.00	$ 1,022.89	$ 2.35
Class P	$ 1,000.00	$ 1,021.63	$ 3.62

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS and 0.71% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS I	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.017	0.025	0.013	0.010	0.015	0.025

Distributions to shareholders from
Net investment income	(0.017)	(0.025)	(0.013)	(0.010)	(0.015)	(0.025)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.70%	2.56%	1.29%	1.01%	1.52%	2.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,638,602	$6,721,625	$4,878,429	$5,035,745	$2,975,741	$1,625,943
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.21%[2]	0.22%	0.21%	0.22%	0.22%	0.24%
Expenses excluding waivers/reimbursements
and expense reductions	0.21%[2]	0.22%	0.21%	0.22%	0.22%	0.24%
Net investment income (loss)	3.34%[2]	2.54%	1.26%	0.98%	1.44%	2.45%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS AD	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.017	0.025	0.012	0.010	0.015	0.018

Distributions to shareholders from
Net investment income	(0.017)	(0.025)	(0.012)	(0.010)	(0.015)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.67%	2.51%	1.24%	0.96%	1.46%	1.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$81,211	$63,500	$94,903	$18,337	$40,613	$17,554
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.26%[3]	0.27%	0.26%	0.27%	0.27%	0.30%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.26%[3]	0.27%	0.26%	0.27%	0.27%	0.30%[3]
Net investment income (loss)	3.30%[3]	2.41%	1.41%	0.97%	1.38%	1.60%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IN	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.016	0.024	0.012	0.009	0.014	0.018

Distributions to shareholders from
Net investment income	(0.016)	(0.024)	(0.012)	(0.009)	(0.014)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.65%	2.46%	1.19%	0.91%	1.41%	1.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$241,932	$189,929	$202,738	$142,411	$170,377	$6,240
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.31%[3]	0.32%	0.31%	0.32%	0.32%	0.35%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.31%[3]	0.32%	0.31%	0.32%	0.32%	0.35%[3]
Net investment income (loss)	3.26%[3]	2.44%	1.25%	0.90%	1.28%	2.04%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IS	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.016	0.023	0.010	0.008	0.013	0.023

Distributions to shareholders from
Net investment income	(0.016)	(0.023)	(0.010)	(0.008)	(0.013)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.57%	2.31%	1.04%	0.76%	1.26%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$699,208	$688,734	$856,461	$881,212	$640,823	$590,476
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.46%[2]	0.47%	0.46%	0.47%	0.47%	0.49%
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.47%	0.46%	0.47%	0.47%	0.49%
Net investment income (loss)	3.09%[2]	2.24%	1.01%	0.75%	1.20%	2.22%

1 Year ended February 29.
2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS P	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.014	0.020	0.008	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	(0.014)	(0.020)	(0.008)	(0.005)	(0.010)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.44%	2.05%	0.79%	0.51%	1.01%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,194	$10,988	$92,940	$57,298	$30,334	$9,874
Ratios to average net assets
E xpenses including waivers/reimbursements
but excluding expense reductions	0.71%[3]	0.72%	0.71%	0.72%	0.72%	0.75%[3]
E xpenses excluding waivers/reimbursements
and expense reductions	0.71%[3]	0.72%	0.71%	0.72%	0.72%	0.75%[3]
Net investment income (loss)	2.74%[3]	1.85%	0.81%	0.49%	0.92%	1.26%[3]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
AIRPORT 1.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.63%, VRDN, (LOC: ABN
AMRO Holding NV)	$ 10,000,000	$10,000,000
Atlanta, GA Arpt. RB, Ser. 1331, 3.45%, VRDN, (Liq.: Morgan Stanley & Insd. by
FSA)	5,032,500	5,032,500
Bank of New York Co. MTC, 3.53%, VRDN, (LOC: Bank of New York Co.)	19,275,000	19,275,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.48%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,975,000	3,975,000
3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	12,000,000	12,000,000
Chicago, IL O’Hare Intl. Arpt. ROC:
3.47%, VRDN, (SPA: Deutsche Bank AG)	5,115,000	5,115,000
3.48%, VRDN, (LOC: Citigroup, Inc. & Insd. by FSA)	5,200,000	5,200,000
Columbus, OH Regl. Arpt. Auth., RB, Floating Rate Trust Cert., 3.54%, VRDN, (Liq:
Merrill Lynch & Co., Inc.)	11,705,000	11,705,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.48%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,190,000	2,190,000
3.48%, VRDN, (LOC: Citibank, NA)	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 3.44%, VRDN, (LOC: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER, 3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, 3.45%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Ser. 2000-441, 3.48%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 3.45%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Miami-Dade Cnty., FL Aviation RB ROC RR II R 525, 3.48%, VRDN, (LOC: Citibank,
NA)	8,700,000	8,700,000
Philadelphia, PA Arpt. MSTR, 3.49%, VRDN, (SPA: Societe Generale & Insd. by
FGIC)	3,000,000	3,000,000
Sarasota-Manatee, FL Arpt. Auth. RB, 3.57%, VRDN, (LOC: SunTrust Banks, Inc.)	2,030,000	2,030,000

		107,952,500

CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Proj.,
Ser. A, 3.62%, VRDN, (LOC: Bank of America Corp.)	3,610,000	3,610,000
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.61%,
VRDN, (LOC: Huntington Natl. Bank)	2,850,000	2,850,000
Langhorne Manor, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley
Enhanced Living, Ser. B, 3.61%, VRDN, (LOC: Citizens Bank)	3,170,000	3,170,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 3.41%, VRDN,
(LOC: Valley Natl. Bancorp)	2,700,000	2,700,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.44%, VRDN, (Coll.: Bay Hypo-Und
Vereinsbank AG)	1,000,000	1,000,000

		13,330,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 7.3%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.32%, VRDN, (LOC: ABN AMRO Holding NV)	$ 21,995,000	$21,995,000
Ser. 2003-14, 3.62%, VRDN, (SPA: ABN AMRO Holding NV & Insd. by FGIC)	2,180,000	2,180,000
Ser. 2004-3, 3.34%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-7, 3.63%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.35%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.70%, VRDN, (LOC: ABN AMRO Holding NV)	9,765,000	9,765,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II 2015, 3.45%, VRDN,
(LOC: Citibank, NA)	5,295,000	5,295,000
Adrian, MI Sch. Dist. ROC RR II 2124, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	3,475,000	3,475,000
Alabama Board of Ed. RB, Ser. 709, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by AMBAC)	3,430,000	3,430,000
Allegheny Cnty., PA Higher Ed. Auth. RB, Carnegie Mellon Univ. Proj., 3.50%,
VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	30,630,000	30,630,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.53%, VRDN,
(LOC: AmSouth Bancorp)	6,385,000	6,385,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.45%, VRDN, (Liq.: JPMorgan Chase
& Co.)	6,530,000	6,530,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.41%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Broward Cnty., FL Sch. Board, Ser. 829, 3.45%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by FSA)	3,295,000	3,295,000
California CDA RB, Biola Univ., Ser. B, 5.31%, VRDN, (SPA: BNP Paribas SA)	2,505,000	2,505,000
Carlisle, PA Area Sch. Dist. GO, Ser. 644, 3.45%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by MBIA)	1,985,000	1,985,000
Chicago, IL Board of Ed. GO:
3.44%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	18,000,000	18,000,000
3.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	5,335,000	5,335,000
Class A, 3.46%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	8,000,000	8,000,000
Chicago, IL Board of Ed. RB, 3.42%, VRDN, (Liq.: Dexia Credit Local)	31,000,000	31,000,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.48%, VRDN, (Liq.: Goldman Sachs Group,
Inc. & Insd. by FGIC)	8,065,000	8,065,000
Cincinnati, OH City Sch. Dist. Eagle-20040034, Class A, 3.46%, VRDN, (LOC:
Citibank, NA)	4,000,000	4,000,000
Clark Pleasant, IN Cmnty. Sch. ROC RR II R 4564, 3.45%, VRDN, (LOC: Citibank,
NA & Insd. by FSA)	6,710,000	6,710,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 3.45%, VRDN, (Liq.: JPMorgan
Chase & Co.)	4,950,000	4,950,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.51%,
VRDN, (LOC: Western Corporate Federal Credit Union)	8,000,000	8,000,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 3.45%, VRDN, (LOC: Citibank,
NA)	6,125,000	6,125,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.45%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by FSA)	5,385,000	5,385,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.45%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	$5,165,000	$5,165,000
RR II R 3030, 3.45%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,165,000	5,165,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 3.45%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,830,000	5,830,000
El Paso, TX Independent Sch. Dist. ROC RR II R 2221, 3.45%, VRDN, (Gtd. by PSF
& Liq.: Citigroup, Inc.)	5,945,000	5,945,000
Florida Ed. Sys., Solar Eclipse Proj., Ser. 2006-0041, 3.44%, VRDN, (LOC: US Bank,
NA)	6,160,000	6,160,000
Garland, TX Independent Sch. Dist. RB, 3.45%, VRDN, (Liq.: JPMorgan Chase &
Co.)	3,920,000	3,920,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.45%, VRDN, (LOC: Citibank, NA)	5,415,000	5,415,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 3.45%, VRDN, (Liq.: JPMorgan
Chase & Co.)	3,870,000	3,870,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 3.45%,
VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.66%, VRDN, (Gtd.
by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.45%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.46%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.53%, VRDN, (LOC: AmSouth
Bancorp)	2,530,000	2,530,000
Kane & Du Page Cntys., IL Cmnty., Unit Sch. Dist., ROC RR II 2186, 3.45%, VRDN,
(LOC: Citigroup, Inc. & Insd. by FSA)	6,435,000	6,435,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.45%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FGIC)	6,165,000	6,165,000
Los Angeles, CA Unified Sch. Dist. MSTR, 3.44%, VRDN, (Liq.: Societe Generale)	16,075,000	16,075,000
Lubbock, TX Independent Sch. Dist., 5.25%, VRDN, (LOC: Bank of America
Corp.)	10,600,000	10,604,428
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.45%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,070,000	2,070,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.45%, VRDN, (Gtd. by
PSF & Liq.: Citibank, NA)	8,810,000	8,810,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.47%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,155,000	13,155,000
Northfield Mount Hermon Proj., Ser. A, 3.50%, VRDN, (LOC: Bank of America
Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.47%, VRDN, (LOC: Citizens Bank)	12,895,000	12,895,000
McPherson, KS Edl. Fac. RB:
Ser. A, 3.41%, VRDN, (LOC: Bank of America Corp.)	4,070,000	4,070,000
Ser. B, 3.41%, VRDN, (LOC: Bank of America Corp.)	2,570,000	2,570,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.61%, VRDN, (SPA:
Allied Irish Banks plc)	2,480,000	2,480,000
Mishawaka, IN Sch. Bldg. Corp. RB, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	6,925,000	6,925,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Municipal Securities Pool Trust Receipts, Ser. 2002-9041, Class A, 3.45%, VRDN,
(Insd. by FSA & Liq.: Bear Stearns Cos.)	$ 10,700,000	$10,700,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.45%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by FGIC)	5,465,000	5,465,000
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 3.44%,
VRDN, (SPA: Allied Irish Banks plc)	10,000,000	10,000,000
New York, NY IDA RB, Sacred Heart Sch. Proj., 3.44%, VRDN, (LOC: M&T Bank
Corp.)	3,750,000	3,750,000
North Carolina Facs. Fin. Agcy. RB Eagle-720050060, Class A, 3.46%, VRDN,
(LOC: Citibank, NA)	7,550,000	7,550,000
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.63%, VRDN,
(SPA: Depfa Bank plc)	15,000,000	15,000,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.48%, VRDN, (LOC: KeyCorp)	2,440,000	2,440,000
Columbus College Art Proj., 3.55%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Univ. of Ohio Proj., 3.55%, VRDN, (LOC: Huntington Natl. Bank)	5,000,000	5,000,000
Oklahoma Student Loan Auth. RB, Student Loan Bonds & Notes, 3.52%, VRDN,
(SPA: Depfa Bank plc)	33,000,000	33,000,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.41%, VRDN, (LOC: Bank
of America Corp.)	4,755,000	4,755,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Carnegie Mellon Univ. Proj., Class B,
3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	21,500,000	21,500,000
PFOTER, 3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	2,885,000	2,885,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.45%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 3.45%, VRDN, (Liq.: Citigroup,
Inc.)	6,225,000	6,225,000
Princeton, OH Sch. Dist. MSTR RB, 3.45%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.45%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,230,000	5,230,000
Southern Illinois Univ. RB, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,075,000	4,075,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.51%, VRDN, (LOC:
Bank One)	1,950,000	1,950,000
Texas Tech Univ. PFOTER, Ser. 1373, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.45%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,640,000	5,640,000
University of Alabama RB, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
University of South Florida COP, Ser. A, 3.36%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B,
3.43%, VRDN, (LOC: Bank of America Corp.)	9,800,000	9,800,000
University of Texas RB, MSTR, 3.45%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 3.45%, VRDN, (Liq.:
Citigroup, Inc. & Insd. by FGIC)	5,315,000	5,315,000
West Virginia Univ. RB, 3.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by
AMBAC)	2,365,000	2,365,000

		632,774,428

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 3.2%
ABN AMRO Munitops Cert. Trust GO, 3.35%, VRDN, (SPA: ABN AMRO Bank &
Insd. by AMBAC)	$8,590,000	$8,590,000
Anchorage, AK GO, ROC, 3.45%, VRDN, (LOC: Citibank, NA)	8,475,000	8,475,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.60%, 12/01/2006, (LOC: Compass
Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt. Proj., Ser. A-6A,
3.43%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.56%, VRDN, (LOC: Compass
Bancshares, Inc.)	2,600,000	2,600,000
Central Utah Water Conservancy Dist. GO, Ser. E, 3.43%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	7,500,000	7,500,000
Chattanooga, TN GO, ROC RR II 1026, 3.45%, VRDN, (Liq.: Citigroup, Inc. & Insd.
by MBIA)	4,885,000	4,885,000
Chicago, IL GO:
Ser. 1050, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	1,510,000	1,510,000
Variable Rate Trust Cert., Ser. ZC-1, 3.66%, VRDN, (LOC: Bank of America
Corp. & Insd. by FGIC)	28,877,000	28,877,000
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 3.45%, VRDN, (SPA: State Street
Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,255,000	6,255,000
Ser. 573, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
Dallas, TX GO, 3.20%, VRDN, (SPA: Depfa Bank plc)	17,785,000	17,785,000
Dawson Ridge, CO GO, Metro Dist. No. 1, Ser. 1392, 3.48%, VRDN, (Liq.:
JPMorgan Chase & Co.)	8,100,000	8,100,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.48%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	11,740,000	11,740,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 3.46%, VRDN, (LOC: Citigroup,
Inc.)	5,000,000	5,000,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 3.56%, VRDN,
(LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.45%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,915,000	5,915,000
Honolulu, HI City & Cnty. GO, ROC RR II R 4043, 3.45%, VRDN, (Liq.: Citigroup,
Inc.)	4,465,000	4,465,000
Houston, TX GO, ROC RR II 242, 3.46%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Inverness, CO GO, Water & Sanitation Auth., Ser B, 3.48%, VRDN, (LOC: Royal
Bank of Canada)	5,500,000	5,500,000
Merrillville, IN Cmnty. Sch. Dist. GO, 4.50%, 12/29/2006	7,671,000	7,686,950
Mississippi Dev. Bank Spl. Obl. GO:
DeSoto Cnty. Pub. Impt. Proj., 3.51%, VRDN, (SPA: AmSouth Bancorp & Insd.
by AMBAC)	7,950,000	7,950,000
Hurricane Katrina Proj., 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,900,000	20,900,000
New York, NY GO, Ser. H-1, 3.55%, VRDN, (SPA: Dexia SA)	29,855,000	29,855,000
North East, TX Indepedent Sch. Dist. GO, Ser. 1395, 3.45%, VRDN, (Liq.:
JP Morgan Chase & Co.)	2,870,000	2,870,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
North East, TX Independent Sch. Dist. GO, Ser. 1333, 3.45%, VRDN, (Liq.: Morgan
Stanley)	$1,900,000	$1,900,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.46%, VRDN, (LOC: Citibank,
NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 3.50%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,495,000	5,495,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER:
3.48%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	9,110,000	9,110,000
3.48%, VRDN, (SPA: BNP Paribas)	12,350,000	12,350,000

		279,502,950

GENERAL OBLIGATION - STATE 1.6%
California GO:
ROC, 3.46%, VRDN, (LOC: Citibank, NA)	6,995,000	6,995,000
Ser. 1255, 3.47%, VRDN, (LOC: AMBAC)	3,895,000	3,895,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.47%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.46%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Florida Board of Ed. GO:
ROC RR II R 482, 3.45%, VRDN, (LOC: Citibank, NA)	1,155,000	1,155,000
ROC RR II R 6087, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
Ser. 137, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,890,000	8,890,000
Florida Dept. of Trans. GO, ROC, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	2,075,000	2,075,000
Hawaii GO ROC, 3.45%, VRDN, (LOC: Citibank, NA)	7,370,000	7,370,000
Illinois GO:
3.45%, VRDN, (Liq.: Citigroup, Inc.)	3,550,000	3,550,000
3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
ROC, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	4,400,000	4,400,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.68%, VRDN, (Liq.:
Societe Generale)	4,500,000	4,500,000
Minnesota GO, ROC RR II R 4065 3.45%, VRDN, (Liq.: Citigroup, Inc.)	3,780,000	3,780,000
Texas GO MSTR, Ser. 58A, 3.45%, VRDN, (SPA: Societe Generale)	5,800,000	5,800,000
Texas GO, Ser. 1013, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,650,000	3,650,000
Washington GO PFOTER:
3.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,370,000	8,370,000
Ser. 1359, 3.48%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
Ser. 1360, 3.48%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,455,000	5,455,000
Ser. 1422, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
Washington GO, Ser. 573, 3.48%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,500,000	5,500,000
Wisconsin GO, ROC RR II R 2171, 3.45%, VRDN, (Insd. by MBIA)	5,555,000	5,555,000

		140,205,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.9%
Alaska IDA RB, ROC, 3.45%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	$ 51,400,000	$51,400,000
Albany-Dougherty Cnty., GA Hosp. RB, Phoebe Putney Mem. Hosp., 3.59%, VRDN,
(LOC: Regions Finl. Corp.)	285,000	285,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, VRDN, (SPA:
Landesbank Hessen)	20,000,000	20,000,000
Butler Cnty., OH Hosp. Facs. RB:
PFOTER, 3.20%, 10/05/2006, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	29,995,000	29,995,000
UCPHA, Inc. Proj., 3.55%, VRDN, (LOC: Huntington Natl. Bank)	11,250,000	11,250,000
Connecticut Hlth. & Ed. Facs. Auth. RB Eagle-720053031, Class A, 3.70%,
10/05/2006, (LOC: Citibank, NA)	111,500,000	111,500,000
Connecticut Hlth. & Ed. Facs. Auth. RB PFOTER, 3.50%, 02/08/2007, (SPA:
Svenska Handlesbanken)	36,030,000	36,030,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.50%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.48%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,078,000	1,078,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.46%, VRDN,
(LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 3.46%, VRDN, (Liq.: Citigroup, Inc. & LOC: Citibank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.42%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 3.44%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.42%, VRDN, (LOC: Fifth
Third Bancorp)	3,855,000	3,855,000
Idaho Hlth. Facs. Auth. RB:
ROC RR II R 345, 3.48%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	7,495,000	7,495,000
ROC RR II R 403, 3.48%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	5,335,000	5,335,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.85%, 07/06/2007, (Gtd. by Advocate
Hlth. Care Network)	13,100,000	13,100,000
ROC RR II R 401, 3.45%, VRDN, (LOC: Citibank, NA & Insd. by FHA)	10,495,000	10,495,000
Jacksonville, FL EDRRB, Methodist Hosp. Proj., 3.57%, VRDN, (LOC: SunTrust
Banks, Inc.)	19,920,000	19,920,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.57%, VRDN, (LOC: Bank of
America Corp.)	13,500,000	13,500,000
Johnson City, TN Hlth. & Edl. Facs. RB, 3.48%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	13,000,000	13,000,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC RR II 2077, 3.45%, VRDN,
(Liq.: Citigroup, Inc.)	6,535,000	6,535,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.53%, VRDN, (LOC:
Fulton Finl. Corp.)	4,600,000	4,600,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.53%, VRDN, (LOC:
Union Planters Bank)	2,500,000	2,500,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.41%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Massachusetts Hlth. & Edl. Fac. Auth. RB:
3.20%, 10/06/2006, (SPA: Svenska Handelsbank)	$ 10,000,000	$10,000,000
Cape Cod Hlth. Care, Ser. D, 3.46%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Childrens Hosp. Ser. L-2, 3.58%, VRDN, (LOC: Bank of America Corp.)	9,600,000	9,600,000
ROC Ser. 333CE, 3.49%, VRDN, (LOC: Citibank, NA)	6,270,000	6,270,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.50%, VRDN, (SPA: Natl. Australia
Bank, Ltd.)	5,150,000	5,150,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.50%, VRDN, (LOC:
WestLB AG)	26,100,000	26,100,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 3.61%, VRDN, (LOC: Bank
of America Corp.)	21,645,000	21,645,000
New Hampshire Hlth. & Ed. Auth. RB:
Catholic Med. Ctr., Ser. C, 4.75%, 04/24/2007, (LOC: Bank of America Corp.)	2,500,000	2,511,605
Southern New Hampshire Med. Ctr., Ser. B, 4.75%, 04/24/2007, (LOC: Bank
of America Corp.)	7,000,000	7,034,662
New Hampshire Hlth. & Ed. Facs. Auth. RB, 3.47%, VRDN, (LOC: Bank of America
Corp.)	8,390,000	8,390,000
Norfolk, VA EDA ROC RR II R 322, 3.45%, VRDN, (LOC: Citibank, NA)	13,470,000	13,470,000
North Broward, FL Hosp. Dist. RB, Ser. B, 3.40%, VRDN, (LOC: Citibank, NA)	8,000,000	8,000,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.43%, VRDN, (Liq.:
JPMorgan Chase & Co.)	40,000,000	40,000,000
Oakland, CA Hlth. Facs. RB, 3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	4,585,000	4,585,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care, 3.57%, VRDN,
(LOC: SunTrust Banks, Inc.)	17,600,000	17,600,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser A, 3.40%, VRDN, (Liq.:
JPMorgan Chase & Co.)	13,000,000	13,000,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.62%, VRDN, (Liq.:
Bear Stearns Cos.)	31,015,000	31,015,000
Ross Cnty., OH Hosp. Impt. Facs. RRB Adena Proj., 3.56%, VRDN, (SPA:
Landesbank Hessen)	53,095,000	53,095,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.62%, VRDN, (Liq.: Bear
Stearns Cos.)	32,950,000	32,950,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 3.44%, VRDN,
(LOC: US Bank, NA)	5,000,000	5,000,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 3.46%, VRDN, (LOC: Natl. Bank
of South Carolina)	4,265,000	4,265,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.57%, VRDN, (LOC: U.S.
Bancorp)	4,880,000	4,880,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 3.46%, VRDN, (LOC:
Bank of America Corp.)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 3.80%, VRDN,
(LOC: Mellon Finl. Corp.)	2,200,000	2,200,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 3.35%, 11/09/2006, (SPA:
Landesbank Hessen & Insd. by MBIA)	8,275,000	8,275,000

		770,558,267

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 29.9%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.57%, VRDN, (LOC: LaSalle
Bank, NA)	$ 23,325,000	$23,325,000
Atlanta, GA Urban Residential Fin. Auth. MHRB, 3.54%, VRDN, (Liq.: Merrill Lynch
& Co.)	4,920,000	4,920,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 3.49%, VRDN, (LOC: Bank of New York Co.)	7,324,000	7,324,000
Ser. 2004-BNY5:
3.49%, VRDN, (LOC: Bank of New York Co.)	30,362,500	30,362,500
3.53%, VRDN, (LOC: Bank of New York Co.)	32,535,000	32,535,000
Ser. 2004-BNY6, 3.53%, VRDN, (LOC: Bank of New York Co.)	13,610,500	13,610,500
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.54%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	7,450,000	7,450,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.66%, VRDN, (LOC:
Associated Banc-Corp.)	2,410,000	2,410,000
Boise City, ID MHRB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,170,000	20,170,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.45%, VRDN, (LOC: Harris
Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB PFOTER, 3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	295,000	295,000
California CDA MHRB:
3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,905,000	10,905,000
Oakwood Apts. Proj., Ser. L, 3.75%, 10/19/2006	4,000,000	4,000,000
PFOTER:
3.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,545,000	6,545,000
California Cmnty. Dev. Auth. MHRB, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,025,000	9,025,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 3.98%, VRDN, (Liq.: American
Intl. Group, Inc.)	9,250,000	9,250,000
Chicago, IL Hsg. Auth. Capital RB, PFOTER:
Ser. 576, 3.45%, VRDN, (Liq.: Morgan Stanley)	2,991,000	2,991,000
Ser. 1371, 3.45%, VRDN, (Liq.: Morgan Stanley)	8,300,000	8,300,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.66%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.66%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.66%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2003-1, 3.66%, VRDN, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Ser. 2004-1, 3.66%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Ser. 2004-22, 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.65%, VRDN, (SPA: State Street Corp.)	12,522,015	12,522,015
Ser. 1999-3, 3.61%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	23,264,000	23,264,000
Ser. 2000-1, 3.49%, VRDN, (SPA: State Street Corp.)	1,000,000	1,000,000
Ser. 2002-9, 3.56%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	40,323,000	40,323,000
Ser. 2004-10, 3.56%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA &
GNMA)	12,734,000	12,734,000
Ser. 2005-1, 3.61%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	14,037,000	14,037,000
Ser. 2005-2, 3.56%, VRDN, (SPA: State Street Corp.)	10,637,000	10,637,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Clipper Tax-Exempt Cert. Trust COP:
Ser. 2005-3, 3.50%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	$ 18,925,000	$18,925,000
Ser. 2005-12, 3.51%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA &
GNMA)	21,531,000	21,531,000
Ser. 2005-13, 3.61%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA &
GNMA)	24,807,000	24,807,000
Ser. 2005-14, 3.61%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	15,439,000	15,439,000
Ser. 2005-30, 3.56%, VRDN, (LOC: State Street Corp.)	15,000,000	15,000,000
Ser. 2005-31, 3.56%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	24,455,000	24,455,000
Ser. 2006-2, 3.56%, VRDN, (SPA: State Street Corp.)	17,350,000	17,350,000
Cobb Cnty., GA Hsg. Auth. MHRB, 3.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	37,095,000	37,095,000
Contra Costa Cnty., CA MHRB, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,490,000	6,490,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.68%, VRDN, (LOC:
LaSalle Bank, NA)	4,000,000	4,000,000
DeKalb Cnty., GA Hsg. Auth. MHRB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,590,000	8,590,000
Denton Cnty., TX Hsg. Fin. Corp., RB, 3.54%, VRDN, (Gtd. by IXIS Capital Markets
& SPA: Merrill Lynch & Co., Inc.)	15,995,000	15,995,000
Denver, CO City & Cnty. MHRB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,915,000	5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.56%, VRDN,
(LOC: SunTrust Banks, Inc.)	2,495,000	2,495,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.45%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, VRDN:
3.48%, VRDN, (Liq.: Morgan Stanley)	512,000	512,000
3.65%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
FHLMC MHRB:
Ser. M001, Class A, 3.51%, VRDN, (Insd. by FHLMC)	31,465,915	31,465,915
Ser. M002, Class A, 3.56%, VRDN, (Insd. by FHLMC)	5,077,629	5,077,629
Ser. M005, Class A, 3.78%, VRDN, (Insd. by FHLMC)	37,152,455	37,152,455
Ser. M008, Class A, 3.56%, VRDN, (Insd. by FHLMC)	10,748,851	10,748,851
Florida Capital Trust Agcy. MHRB, 3.50%, VRDN, (Liq: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
3.48%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,475,000	1,475,000
Lee Vista Apts. Proj., 3.44%, VRDN, (Insd. by FHLMC)	11,535,000	11,535,000
Lynn Lake Apts. Proj., Ser. B1, 3.47%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.44%, VRDN, (Insd. by FHLMC)	10,805,000	10,805,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.66%, VRDN, (Liq.:
American Intl. Group, Inc.)	6,955,000	6,955,000
Goldman Sachs MTC:
Ser. 2006-19TP, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	37,968,630	37,968,630
Ser. 2006-35TP, 3.54%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	185,117,832	185,117,832
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 3.71%, VRDN, (LOC: U.S.
Bancorp)	4,200,000	4,200,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	18,855,000	18,855,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Indianapolis, IN MHRB, Crossing Partners Proj., 3.83%, VRDN, (Liq.: American
Intl. Group, Inc.)	$ 8,700,000	$8,700,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.44%, VRDN, (LOC: Citibank,
NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 3.46%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.48%, VRDN, (Insd. by
FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.60%, VRDN, (LOC:
Citibank, NA)	3,750,000	3,750,000
Louisiana Hsg. Fin. Agcy. Mtge. RB, Ser. 1066, 3.51%, VRDN, (Liq.: Morgan
Stanley)	1,273,000	1,273,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.61%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	44,705,000	44,705,000
Ser. 1998A:
3.56%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	11,980,000	11,980,000
3.56%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	14,784,000	14,784,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.41%, VRDN,
(LOC: SunTrust Banks, Inc.)	272,000	272,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.40%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Administration RB, Residential Proj., Ser. G, 3.41%, VRDN,
(SPA: State Street Corp.)	14,000,000	14,000,000
Massachusetts Dev. Fin. Auth. MHRB:
PFOTER, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,620,000	7,620,000
Ser. 2006-T, 3.46%, VRDN, (LOC: Bank of America Corp.)	10,840,000	10,840,000
Massachusetts Dev. Fin. Agcy. RB, PFOTER, 3.52%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.61%, VRDN, (LOC: Fifth Third
Bancorp)	7,025,000	7,025,000
Medium-Term Multifamily Housing MTC, Class A-1, 3.54%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	180,000,000	180,000,000
Memphis, TN Hlth. Edl. & Hsg. Fac. RB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	7,970,000	7,970,000
Michigan Bldg. Auth. RB, ROC, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	3,065,000	3,065,000
Minnesota Bond Securitization Trust, 3.61%, VRDN, (LOC: LaSalle Bank, NA)	5,935,000	5,935,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.51%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,160,000	13,160,000
3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	113,015,000	113,015,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Assn. Proj., 3.73%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 3.66%, VRDN, (Liq.: American Intl. Group, Inc.)	10,975,000	10,975,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.58%, VRDN, (Insd. by Trinity Plus Funding
Co.)	23,046,805	23,046,805

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.51%, VRDN, (Liq.: Morgan
Stanley)	$ 22,805,000	$22,805,000
New Orleans, LA Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 3.51%,
VRDN, (Liq.: Morgan Stanley)	16,990,000	16,990,000
New York, NY HFA RB, West 43rd Street Proj., 3.43%, VRDN, (Insd. by FNMA)	12,200,000	12,200,000
New York, NY Hsg. Dev. Corp. MHRB, 155 West 21st Street Proj., Ser. A, 3.45%,
VRDN, (LOC: Bank of New York Co.)	7,900,000	7,900,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.41%, VRDN,
(LOC: Bank of America Corp.)	11,560,000	11,560,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	119,995,000	119,991,173
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.66%, VRDN, (Liq.: American
Intl. Group, Inc.)	9,810,000	9,810,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.51%, VRDN, (LOC: SunTrust
Banks, Inc.)	645,000	645,000
PFOTER:
3.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,370,000	9,370,000
3.50%, 02/08/2007, (Insd. by FHLMC)	111,965,000	111,965,000
3.51%, VRDN, (Insd. by FHLMC)	95,585,000	95,585,000
3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,255,000	4,255,000
Class A:
3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	54,500,000	54,500,000
3.51%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
3.54%, VRDN, (SPA: WestLB AG)	103,270,000	103,270,000
Class B, 3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	42,605,000	42,605,000
Class C, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,050,000	17,050,000
Class D, 3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,100,000	5,100,000
Class F, 3.51%, VRDN, (Insd. by FHLMC)	24,875,000	24,875,000
Class I, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	41,125,000	41,125,000
Pinellas Cnty., FL HFA PFOTER:
3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,130,000	3,130,000
3.49%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	5,705,000	5,705,000
Pinellas Cnty., FL HFA SFHRB, 3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,110,000	1,110,000
Revenue Bond Cert. Ser. Trust:
Class B-1, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,940,000	5,940,000
Ser. 2004-1, 3.66%, VRDN, (Gtd. by American Intl. Group, Inc.)	11,755,000	11,755,000
Ser. 2004-5, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,515,000	13,515,000
Ser. 2005-1, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	4,305,000	4,305,000
Ser. 2005-2, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,798,000	5,798,000
Ser. 2005-5, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-4, 3.83%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,000,000	5,000,000
Ser. 2006-8, 3.83%, VRDN, (Gtd.: American Intl. Group, Inc.)	6,045,000	6,045,000
Ser. 2006-9, 3.83%, VRDN, (Gtd.: American Intl. Group, Inc.)	5,845,000	5,845,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
San Antonio, TX Hsg. Fin. Corp., PFOTER, 3.54%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	$6,080,000	$6,080,000
San Jose, CA MHRB, PFOTER, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,795,000	2,795,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.48%, VRDN, (LOC: Bank of
America Corp.)	4,250,000	4,250,000
Simi Valley, CA MHRB PFOTER, 3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,300,000	13,300,000
South Dakota HDA RB:
3.53%, VRDN, (Liq: Merrill Lynch & Co., Inc)	760,000	760,000
PFOTER, 3.50%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch &
Co., Inc.)	12,190,000	12,190,000
Southeast Texas Hsg. Fin. Corp. RB, 3.48%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
St. Anthony, MN MHRB, Landings Silver Lake Proj., Ser. A, 3.68%, VRDN, (LOC:
LaSalle Bank, NA)	5,000,000	5,000,000
St. Louis, MO IDA MHRB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000
Tarrant Cnty. TX Hsg. Fin. Corp. RB, 3.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,995,000	14,995,000
Texas Affordable Hsg. Corp. RB, Ser. 1315, 3.51%, VRDN, (Liq.: Morgan Stanley)	12,650,000	12,650,000
Texas Panhandle Regl. HFA PFOTER, 3.54%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	2,365,000	2,365,000
Texas Student Hsg. Auth. RB, PFOTER, 3.50%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	4,220,000	4,220,000
Tulsa Cnty., OK HFA SFHRB, Ser. 1068, 3.48%, VRDN, (Liq.: Morgan Stanley & XL
Capital, Ltd.)	5,865,000	5,865,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.63%, VRDN, (SPA: Societe
Generale & Insd. by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 3.54%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	7,295,000	7,295,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 3.49%, VRDN, (Insd. by
FHLMC)	10,200,000	10,200,000
Washington Hsg. Fin. Commission, SFHRB, Ser. T, 3.58%, VRDN, (LOC: Bank of
America Corp.)	3,850,000	3,850,000
Wisconsin Hsg. & EDRB:
Ser. A:
3.45%, VRDN, (SPA: Depfa Bank plc)	12,000,000	12,000,000
3.48%, VRDN, (LOC: WestLB AG)	9,305,000	9,305,000
3.50%, VRDN, (Liq.: WestLB AG)	11,020,000	11,020,000
Ser. B, 3.50%, VRDN, (LOC: State Street Corp.)	11,215,000	11,215,000
Ser. C, 3.48%, VRDN, (LOC: Lloyds TSB Group plc)	26,955,000	26,955,000
Ser D, 3.48%, VRDN, (SPA: Dexia Credit Local)	100,000	100,000
SFHRB, 3.53%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	23,605,000	23,605,000

		2,588,633,305

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.9%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, 3.55%, VRDN, (LOC:
KeyCorp)	$2,995,000	$2,995,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.43%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	3,792,000	3,792,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.46%, VRDN, (LOC: Bank of
America Corp.)	4,030,000	4,030,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.67%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.55%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.48%, VRDN, (LOC: Bank
of America Corp.)	2,100,000	2,100,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.71%, VRDN, (LOC: First
Comml. Bank, Inc.)	1,850,000	1,850,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.63%, VRDN, (LOC: AmSouth
Bancorp)	2,150,000	2,150,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.62%, VRDN, (LOC: U.S.
Bancorp)	2,400,000	2,400,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.46%, VRDN, (LOC:
Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 3.55%, VRDN, (LOC: KeyCorp)	1,400,000	1,400,000
Universal Bearings, Inc. Proj., 3.55%, VRDN, (LOC: KeyCorp)	2,560,000	2,560,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.53%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.66%, VRDN, (LOC: Associated
Banc-Corp.)	1,450,000	1,450,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.51%,
VRDN, (LOC: Columbus Bank & Trust Co.)	4,000,000	4,000,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.70%, VRDN, (LOC: Marshall &
Isley Bank)	1,130,000	1,130,000
Centerra, CO Metro. Dist., No. 1 RB, 3.44%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.55%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.51%, VRDN, (LOC: Citizens Bank)	1,650,000	1,650,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999,
3.58%, VRDN, (LOC: LaSalle Bank, NA)	810,000	810,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.47%, VRDN, (LOC: LaSalle Bank, NA)	1,475,000	1,475,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.67%, VRDN,
(LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.58%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.71%, VRDN, (LOC: Columbus Bank
& Trust Co.)	2,470,000	2,470,000
Conyers, GA IDRB, Handleman Co. Proj., 3.49%, VRDN, (LOC: Columbus Bank &
Trust Co.)	3,000,000	3,000,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 3.91%, VRDN, (LOC: Union Bank
of California)	5,325,000	5,325,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.54%, VRDN, (LOC:
KeyCorp)	$6,000,000	$6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.52%, VRDN, (LOC: Marshall & Isley Bank)	2,125,000	2,125,000
East Baton Rouge Parish, LA PCRB ExxonMobil Corp. Proj., 3.51%, VRDN, (Gtd.
by ExxonMobil Corp.)	26,130,000	26,130,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.62%, VRDN, (LOC: U.S.
Bancorp)	2,560,000	2,560,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.52%, VRDN, (SPA: Societe
Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.54%, VRDN, (Coll.: Bay
Hypo-Und Vereinsbank AG)	2,960,000	2,960,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.56%, VRDN, (LOC: SunTrust Banks, Inc.)	1,415,000	1,415,000
Repco Equipment Leasing Proj., 3.56%, VRDN, (LOC: SunTrust Banks, Inc.)	900,000	900,000
Serigraphic Arts, Inc. Proj., 3.56%, VRDN, (LOC: SunTrust Banks, Inc.)	690,000	690,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.69%, VRDN, (LOC:
Associated Bank)	1,810,000	1,810,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.10%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.53%, VRDN, (LOC: Bank of
America Corp.)	560,000	560,000
Fridley, MN RRB, Fridley Business Plaza Proj., 3.70%, VRDN, (LOC: Wells Fargo &
Co.)	2,400,000	2,400,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.53%, VRDN,
(LOC: AmSouth Bancorp)	1,375,000	1,375,000
Gary, IN EDRB, Grant Street Proj., 3.54%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.54%, VRDN, (LOC: Bank of
America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.52%, VRDN,
(LOC: BB&T Corp.)	5,120,000	5,120,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.66%, VRDN, (LOC: First Comml.
Bank, Inc.)	730,000	730,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.60%, VRDN, (LOC: Wells Fargo &
Co.)	1,950,000	1,950,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB:
Palama Meat Co., 3.46%, VRDN, (LOC: Wells Fargo & Co.)	7,700,000	7,700,000
Ser. 2006-4G, 3.47%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	8,000,000	8,000,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.52%, VRDN, (LOC:
Natl. City Corp.)	3,160,000	3,160,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.62%, VRDN, (LOC: Associated
Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.71%, VRDN, (LOC: First Comml.
Bank, Inc.)	1,410,000	1,410,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC., 3.54%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.76%, VRDN, (LOC: BNP Paribas SA)	$1,795,000	$1,795,000
Kris & Dee Associates, Inc. Proj., 3.57%, VRDN, (LOC: LaSalle Bank, NA)	795,000	795,000
Toyal America, Inc. Proj., 3.83%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.77%, VRDN, (LOC:
Bank One)	450,000	450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.68%, VRDN, (LOC:
Bank One)	2,625,000	2,625,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.93%,
VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 3.62%, VRDN, (LOC: U.S.
Bancorp)	3,260,000	3,260,000
Kentucky Area Dev. Dist. COP, Ser. E, 3.65%, 10/01/2006	3,535,000	3,533,999
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. A, 3.60%, VRDN, (SPA:
Societe Generale)	45,119,000	45,119,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.60%, VRDN, (LOC:
Wells Fargo & Co.)	5,685,000	5,685,000
Lexington, KY IDRB, Kirby Containers Proj., 3.63%, VRDN, (LOC: AmSouth
Bancorp)	1,600,000	1,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.44%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.54%, VRDN, (LOC: Bank of America
Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.51%, VRDN, (LOC:
American Natl. Bank & Trust)	300,000	300,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.55%, VRDN, (LOC: KeyCorp)	3,455,000	3,455,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.61%,
VRDN, (LOC: Regions Finl. Corp.)	2,210,000	2,210,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.80%, VRDN, (Gtd. by
Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.61%, VRDN, (LOC: Regions Finl.
Corp.)	2,560,000	2,560,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.60%, VRDN, (LOC: Bank of
North Dakota)	3,760,000	3,760,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.66%, VRDN, (LOC: Associated Banc-Corp.)	750,000	750,000
Manitowoc Tool & Machining Proj., 3.66%, VRDN, (LOC: Associated
Banc-Corp.)	1,500,000	1,500,000
Mankato, MN IDRB, Katolight Proj., 3.62%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.54%, VRDN, (Coll.: Bay
Hypo Und Vereinsbank AG)	2,690,000	2,690,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.70%, VRDN, (LOC:
Bank One)	3,600,000	3,600,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.47%, VRDN, (LOC: U.S.
Bancorp)	2,055,000	2,055,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.69%, VRDN, (Insd. by
Columbus Bank & Trust Co.)	$2,970,000	$2,970,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.51%, VRDN, (LOC: Bank One)	2,200,000	2,200,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.48%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.46%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.65%, VRDN, (LOC: U.S.
Bancorp)	3,400,000	3,400,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.52%, VRDN, (LOC: U.S. Bancorp)	2,720,000	2,720,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.54%, VRDN, (SPA: BNP
Paribas SA)	1,645,000	1,645,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.67%, VRDN, (LOC: Regions Finl.
Corp.)	3,020,000	3,020,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.52%, VRDN,
(LOC: Natl. City Corp.)	2,600,000	2,600,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.63%, VRDN, (LOC: AmSouth
Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.54%, VRDN, (SPA: BNP Paribas
SA)	3,230,000	3,230,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech Proj.,
3.55%, VRDN, (LOC: KeyCorp)	2,960,000	2,960,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.52%, VRDN, (LOC:
Natl. City Corp.)	2,685,000	2,685,000
Oregon EDRB:
Beef Northwest Feeders Proj., 3.54%, VRDN, (LOC: Bank of America Corp.)	4,005,000	4,005,000
Behlen Manufacturing Co. Proj., 3.62%, VRDN, (LOC: LaSalle Bank NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.62%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.66%, VRDN, (LOC:
Regions Finl. Corp.)	1,295,000	1,295,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.52%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 3.67%,
VRDN, (Gtd. by Total SA)	18,400,000	18,400,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.55%, VRDN, (LOC: KeyCorp)	2,410,000	2,410,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.48%, VRDN,
(LOC: Citizens Bank)	5,605,000	5,605,000
Rushville, IN EDRB Fujitsu Tencorp Proj., 3.83%, VRDN, (SPA: Bank of
Tokyo-Mitsubishi, Ltd.)	4,000,000	4,000,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.52%, VRDN, (LOC: U.S.
Bancorp)	1,600,000	1,600,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.66%, VRDN, (LOC: Natl. Bank of South
Carolina)	1,675,000	1,675,000
Ortec, Inc. Proj., Ser. B, 3.51%, VRDN, (LOC: Bank of America Corp.)	2,300,000	2,300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 3.52%, VRDN, (LOC: Natl. City
Corp)	$2,670,000	$2,670,000
Traill Cnty., ND Solid Waste American Crystal Sugar Co., 3.64%, VRDN, (SPA: BNP
Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.71%, VRDN, (LOC: AmSouth Bancorp)	375,000	375,000
Hardwear Corp. Proj., 3.71%, VRDN, (LOC: AmSouth Bancorp)	735,000	735,000
Nucor Corp. Proj., 3.52%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.51%, VRDN, (LOC:
Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.51%, VRDN, (LOC: AmSouth Bancorp)	1,005,000	1,005,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.55%, VRDN, (LOC: AmSouth
Bancorp)	4,995,000	4,995,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.54%, VRDN, (LOC: Bank of
America Corp.)	3,935,000	3,935,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 3.76%, VRDN, (Gtd. by
Dow Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, 3.52%, VRDN, (LOC: U.S. Bancorp)	1,280,000	1,280,000
Westfield, IN EDRB, P.L. Porter Proj., 3.61%, VRDN, (LOC: Comerica Bank)	2,500,000	2,500,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 3.68%, VRDN, (LOC:
AmSouth Bancorp)	900,000	900,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.59%, VRDN, (LOC: Northern Trust
Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.55%, VRDN, (LOC: KeyCorp)	2,550,000	2,550,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.75%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.51%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000

		427,814,999

LEASE 2.2%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.69%, VRDN,
(LOC: LaSalle Bank, NA)	88,538,770	88,538,770
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.47%, VRDN, (Liq.: Bear Stearns Cos.)	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR II 2081, 3.45%, VRDN, (Liq.:
Citigroup, Inc.)	5,485,000	5,485,000
Colorado Regional Trans. Dist. ROC RR II, 3.45%, VRDN, (Liq.: Citigroup, Inc. &
Insd. by AMBAC)	7,400,000	7,400,000
Denver, CO City & Cnty. COP, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	5,895,000	5,895,000
Kansas City, MO Muni. Assistance Corp., Ser. 1327, 3.45%, VRDN, (Liq.:
JPMorgan Chase & Co.)	3,820,000	3,820,000
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.51%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	12,690,000	12,690,000
Miami-Dade Cnty., FL Sch. Board COP, Ser. 1317:
3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
3.46%, VRDN, (LOC: Citibank, NA)	7,900,000	7,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Michigan Bldg. Auth. RB, ROC RR II R 575, 3.45%, VRDN, (LOC: Citibank, NA)	$ 15,380,000	$15,380,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.45%, VRDN, (Liq.: Morgan
Stanley)	4,100,000	4,100,000
Orange Cnty., FL Sch. Board ROC RR II R 7020, 3.45%, VRDN, (LOC: Citibank,
NA)	5,780,000	5,780,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 1257, 3.47%, VRDN, (Insd. by FSA)	3,225,000	3,225,000
Rhode Island & Providence Plantations COP, Ser. 978, 3.45%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by MBIA)	7,835,000	7,835,000
St. Lucie Cnty., FL Sch. Board RB, 3.44%, VRDN, (LOC: Bank of New York Co.)	1,796,000	1,796,000

		189,459,770

MISCELLANEOUS REVENUE 19.5%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj.,
3.46%, VRDN, (LOC: Associated Banc-Corp.)	4,640,000	4,640,000
Brazos River, TX Solid Waste Disposal RB, BASF Corp. Proj., 3.72%, VRDN, (Gtd.
by BASF Corp.)	25,000,000	25,000,000
Calcasieu Parish, Louisiana Indl. Dev. Board RB, Citgo Petroleum Corp. Proj.,
3.65%, VRDN, (LOC: BNP Paribas)	6,700,000	6,700,000
Clarksville, TN Pub. Bldg. Auth. RB, 3.58%, VRDN, (LOC: Bank of America Corp.)	51,310,000	51,310,000
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 3.48%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	4,785,000	4,785,000
Ser. Z-13, 3.48%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,300,000	13,300,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 3.63%, VRDN, (LOC:
AmSouth Bancorp)	5,750,000	5,750,000
Florida Correctional Facs. ROC, 3.45%, VRDN, (LOC: Citibank, NA)	3,040,000	3,040,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.61%, VRDN, (Liq.:
Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast Waste Disp. Auth. Texas RB, BP Amoco Chemical Co. Proj., 3.65%,
VRDN, (Gtd. by BP plc)	7,400,000	7,400,000
Indiana Bond Bank RB, 3.45%, VRDN, (Insd. by MBIA)	2,415,000	2,415,000
Indianapolis, IN Pub. Impt., Macon Trust, Ser. S, 3.45%, VRDN, (LOC: Bank of
America Corp.)	4,240,000	4,240,000
Issaquah, WA Cmnty. Properties, Ser. A, 3.44%, VRDN, (LOC: Bank of America
Corp.)	10,150,000	10,150,000
Jackson Cnty., MS Port Fac. RRB, Chevron Corp., 3.57%, VRDN, (Gtd. by Chevron
Corp.)	20,300,000	20,300,000
Kendall Kane & Will Cnty., IL Cmnty. Unit Sch. Dist. No. 308, 4.00%, 01/01/2007	9,000,000	9,010,147
Louisiana Env. Facs. RB, 3.43%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Lower Colorado River Auth., Texas ROC, 3.45%, VRDN, (LOC: Citibank, NA)	6,860,000	6,860,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.53%, VRDN,
(LOC: AmSouth Bancorp)	750,000	750,000
Miami, FL Packaging Sys. RB, 3.40%, VRDN, (SPA: Depfa Bank plc)	3,505,000	3,505,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.48%, VRDN, (Gtd. by Goldman Sachs
Group, Inc.)	1,285,000	1,285,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 3.67%, VRDN, (Gtd.
by Dow Chemical Co.)	$ 16,500,000	$16,500,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Proj., 3.52%, VRDN, (Gtd. by
Dow Chemical Co.)	12,000,000	12,000,000
Montgomery Cnty., TN Pub. Bldg. Auth., 3.58%, VRDN, (LOC: Bank of America
Corp.)	24,400,000	24,400,000
Municipal Securities Pool Trust Receipts, 3.54%, VRDN, (SPA: Societe Generale
& Insd. by MBIA)	9,380,000	9,380,000
Municipal Securities Trust Cert., Ser. 2006-5013, Class A, 3.53%, VRDN, (Liq.:
Branch Banking & Trust Co. & Insd. by AMBAC)	5,000,000	5,000,000
New Orleans, LA RB, Canal Street Proj., 3.91%, VRDN, (LOC: Hibernia Natl. Bank)	10,770,000	10,770,000
New York, NY IDA RB, ROC RR II R 523C, 3.46%, VRDN, (LOC: Citibank, NA)	2,200,000	2,200,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
3.45%, 12/01/2006, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 3.49%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.81%, VRDN,
(Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
PFOTER_:
3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,091,235,000	1,091,235,000
Ser. A:
3.49%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	10,520,000	10,520,000
3.51%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	15,030,000	15,030,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
3.62%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.48%,
VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Corpus Christi, TX Solid Waste Disposal RB:
3.71%, VRDN, (Gtd. by Flint Hills Resources)	18,500,000	18,500,000
Ser. A, 3.71%, VRDN, (Gtd. by Flint Hills Resources)	34,000,000	34,000,000
Ser. B, 3.66%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
ROC Trust:
Ser. 8000-JD, 3.51%, VRDN, (LOC: Citigroup, Inc.)	21,050,000	21,050,000
Ser. 8001-JJ, 3.51%, VRDN, (LOC: Citigroup, Inc.)	14,355,000	14,355,000
Ser. 8002-FA, 3.51%, VRDN, (LOC: Citigroup, Inc.)	12,465,000	12,465,000
Ser. 8007-JJ, 3.51%, VRDN, (LOC: Citibank, NA)	16,715,000	16,715,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.62%, VRDN, (LOC:
AmSouth Bancorp)	1,230,000	1,230,000
St. Charles Parish, LA PCRB, Shell Oil Co. Norco Proj., 3.62%, VRDN, (Gtd. by
Shell Oil Co.)	18,625,000	18,625,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.68%, 06/01/2007, (Gtd.
by ConocoPhillips)	28,500,000	28,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.76%, VRDN, (Gtd. by Dow Chemical Co.)	15,600,000	15,600,000
Ser. A, 3.76%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000

		1,694,165,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.6%
Calhoun Cnty., TX Naval IDRB, British Petroleum Proj., 3.72%, VRDN, (SPA: BP
plc)	$ 30,000,000	$30,000,000
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.60%, VRDN, (LOC: LaSalle Bank,
NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
3.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000

		56,240,000

PUBLIC FACILITIES 0.7%
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 3.41%, VRDN,
(LOC: Hibernia Natl. Bank)	47,090,000	47,090,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.58%, VRDN, (LOC: Bank of America
Corp.)	13,100,000	13,100,000

		60,190,000

RESOURCE RECOVERY 0.4%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998,
3.60%, VRDN, (LOC: Union Bank of California)	19,600,000	19,600,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.79%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
3.79%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.50%, VRDN, (LOC: Bank
of America Corp.)	4,500,000	4,500,000

		37,700,000

SOLID WASTE 0.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 3.76%, VRDN, (LOC:
Compass Bancshares, Inc.)	7,515,000	7,515,000
Hammond, IN Sewer & Solid Waste RRB Cargill, Inc. Proj., 3.48%, VRDN, (Gtd.
by Cargill, Inc.)	6,500,000	6,500,000

		14,015,000

SPECIAL TAX 3.4%
ABN AMRO Munitops COP, Ser. 2002-24, 3.32%, VRDN, (LOC: ABN AMRO Bank)	19,400,000	19,400,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 3.44%, VRDN,
(LOC: U.S. Bancorp)	13,080,000	13,080,000
Carmel Clay, IN Sch. TAN, 4.50%, 12/29/2006	15,950,000	16,000,274
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.45%, VRDN, (Liq.: Morgan
Stanley)	1,770,000	1,770,000
Denver, CO Urban Renewal Tax RB:
3.50%, VRDN, (LOC: Lloyds TSB Group plc)	12,500,000	12,500,000
3.50%, VRDN, (LOC: Zions Bancorp)	3,860,000	3,860,000
3.60%, VRDN, (LOC: Zions Bancorp)	2,025,000	2,025,000
East Baton Rouge Parish, LA Road & Street Impt., RB, Ser. B, 3.40%, VRDN, (LOC:
Dexia Credit Local)	35,000,000	35,000,000
Florida Board of Ed. Lottery RB, ROC RR II R 542, 3.45%, VRDN, (Liq.: Citigroup,
Inc.)	17,160,000	17,160,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Florida Board of Ed. ROC, Ser. 2003-4521, 3.45%, VRDN, (Liq.: Citigroup, Inc.
& Insd. by FGIC)	$2,470,000	$2,470,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.60%, VRDN, (LOC:
Huntington Natl. Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.48%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by FGIC)	9,020,000	9,020,000
Metropolitan Pier & Exposition Auth., Illinois MTC, Ser. 2005-221, Class A, 3.53%,
VRDN, (Insd. by MBIA & Bear Stearns Cos.)	17,780,000	17,780,000
Metropolitan Pier & Exposition Auth., Illinois PFOTER, 3.48%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by MBIA)	7,800,000	7,800,000
Metropolitan Pier & Exposition Auth., Illinois RB:
3.46%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
Ser. 45, 3.48%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	6,340,000	6,340,000
Ser. Z-8, 3.48%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	6,325,000	6,325,000
Ser. Z-14, 3.48%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,625,000	2,625,000
TOC, Ser. Z5, 3.48%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by
MBIA)	18,305,000	18,305,000
Miami-Dade Cnty., FL Expressway Auth. RB, Ser. 1339, 3.47%, VRDN, (SPA:
Deutsche Bank AG)	2,550,000	2,550,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 3.48%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	3,595,000	3,595,000
New York Sales Tax Asset Receivable Corp., ROC RR II R 6084, 3.45%, VRDN,
(Insd. by MBIA)	5,600,000	5,600,000
New York, NY TFA RB:
New York City Recovery Proj., Ser. 3, 3.34%, VRDN, (SPA: New York Common
Retirement Fund)	200,000	200,000
Ser. 2, 3.54%, VRDN, (Liq.: Dexia Credit Local)	26,905,000	26,905,000
Ser. 362, 3.43%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Orlando, FL Orange Cnty. Expressway Auth. RB, Ser. 1345, 3.47%, VRDN, (Insd.
by AMBAC)	5,000,000	5,000,000
Phoenix, AZ Civic Impt. Corp. TOC, Ser. Z-11, 3.48%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	17,575,000	17,575,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 3.50%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	14,050,000	14,050,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 3.47%, VRDN, (Insd. by
AMBAC)	5,965,000	5,965,000
Texas Turnpike Auth. RB, 3.48%, VRDN, (SPA: BNP Paribas SA)	9,585,000	9,585,000

		294,480,274

STUDENT LOAN 0.2%
North Carolina Ed. Assistance Auth. Student Loan RB, Ser. A-1, 3.45%, VRDN,
(LOC: AMBAC & Royal Bank of Canada)	15,000,000	15,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.5%
Badger Tobacco Asset Security Corp. RB, PFOTER, 3.48%, VRDN, (LOC: Lloyds
TSB Group plc)	$ 14,335,000	$14,335,000
Golden State Tobacco Securitization Corp.:
PFOTER, 3.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,875,000	6,875,000
Ser. 231, 3.52%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	12,040,000	12,040,000
Nassau Cnty., NY Tobacco Settlement Corp. RB PA-1368, 3.48%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
New York Tobacco Trust RB:
3.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,185,000	18,185,000
3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
PFOTER, 3.47%, VRDN, (LOC: WestLB AG)	6,490,000	6,490,000
Tobacco Settlement Auth. of Iowa ROC RR II R 456, 3.47%, VRDN, (Liq.:
Citigroup, Inc. & LOC: Citibank, NA)	11,810,000	11,810,000
Tobacco Settlement Fin. Corp. of Louisiana RB, PFOTER, 3.51%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	11,740,000	11,740,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.47%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	3,775,000	3,775,000
Tobacco Settlement Fin. Corp. of New York, PFOTER, 3.51%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	10,350,000	10,350,000
Tobacco Settlement Fin. Corp. of Virgina, PFOTER, 3.47%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	6,250,000	6,250,000

		126,750,000

TRANSPORTATION 2.1%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360,
3.45%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,730,000	2,730,000
Dallas, TX Rapid Trans. ROC, 3.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,785,000	2,785,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.48%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	13,375,000	13,375,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.47%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	305,000	305,000
Harris Cnty., TX RB, Toll Road Proj., 3.45%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000
Illinois Toll Hwy. Auth. RB, Ser. 1014, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by FSA)	6,950,000	6,950,000
Illinois Toll Hwy. Auth. ROC RR II R 606, 3.47%, VRDN, (SPA: Deutsche Bank AG)	6,180,000	6,180,000
Municipal Securities Trust Cert. RB, Ser. 2000-109, Class A, 3.57%, VRDN, (Liq.:
Bear Stearns Cos.)	13,535,000	13,535,000
New Jersey Transit PFOTER:
Ser. 10-Z, 3.47%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	9,325,000	9,325,000
Ser. 1365, 3.48%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,045,000	20,045,000
Ser. 1366, 3.48%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.45%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by MBIA)	7,145,000	7,145,000
New York Metro. Trans. Auth. RB, Ser A-1, 3.37%, VRDN, (SPA: Depfa Bank plc)	9,955,000	9,955,000
New York Thruway Auth. Gen. RB, MSTR, 3.68%, VRDN, (SPA: Societe Generale)	26,025,000	26,025,000
North Texas Tollway Auth. Dallas North Tollway Sys. RB, Ser. C, 3.45%, VRDN,
(SPA: Depfa Bank plc)	20,000,000	20,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Regional Trans. Auth. Illinois RB, Ser. 2003, 3.44%, VRDN, (Liq.: BNP Paribas SA
& Insd. by FGIC)	$10,000	$10,000
South Carolina Trans. Infrastructure RB, 3.45%, VRDN, (Liq.: Morgan Stanley &
Insd. by AMBAC)	2,580,000	2,580,000
Texas Turnpike Auth. RB, 3.52%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by
AMBAC)	22,015,000	22,015,000

		183,940,000

UTILITY 9.4%
American Pub. Energy Agcy. Nebraska Gas National Pub. RB, 3.46%, VRDN, (SPA:
Societe Generale)	30,000,000	30,000,000
Beaver Cnty., PA IDA PCRB, First Energy Nuclear Generation, 3.56%, VRDN, (LOC:
Barclays Bank plc)	9,800,000	9,800,000
California PCRB, Pacific Gas & Electric Proj., Ser. 97B, 3.58%, VRDN, (LOC:
JPMorgan Chase & Co.)	24,000,000	24,000,000
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 3.50%, VRDN, (LOC:
Bank One)	611,000	611,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
3.55%, 11/30/2006, (Liq.: Citigroup, Inc.)	44,000,000	44,000,000
3.55%, 11/30/2006, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.76%,
VRDN, (Gtd. by Kentucky Util. Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.80%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.85%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	5,825,000	5,825,000
Florida Util. Auth. RB, Ser. 327, 3.45%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Gainesville, FL Util. Sys. RB, Ser C, 3.57%, VRDN, (LOC: Suntrust Banks, Inc.)	25,320,000	25,320,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ser. A, 3.70%, VRDN,
(Gtd. by Deer Park Refining)	25,200,000	25,200,000
Houston, TX Util. Sys. RB:
3.80%, VRDN, (LOC: WestLB AG)	11,200,000	11,200,000
ROC RR II R 2132, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	5,865,000	5,865,000
ROC RR II R 6017, 3.45%, VRDN, (LOC: Citibank, NA)	10,245,000	10,245,000
Indiana Muni. Power Supply Sys. RB, Ser. 1448, 3.45%, VRDN, (Insd. by AMBAC
& Liq.: JPMorgan Chase & Co.)	7,050,000	7,050,000
Lafayette, LA Util. Revenue ROC RR II R 6024, 3.45%, VRDN, (LOC: Citibank,
NA & Insd. by MBIA)	10,715,000	10,715,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.57%, VRDN, (Liq.:
Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. RB, ROC RR II R 4530, 3.45%, VRDN, (Liq.:
Citigroup, Inc.)	3,745,000	3,745,000
Lower Colorado River, Texas Auth. Transmission Contract RB, Ser. 623, 3.45%,
VRDN, (Liq.: JPMorgan Chase & Co.)	1,985,000	1,985,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 3.52%, VRDN, (LOC: Bank of
America Corp.)	13,600,000	13,600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.47%, VRDN, (Liq.:
Bear Stearns Cos. & Insd. by FSA)	$ 11,585,000	$11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	5,185,000	5,185,000
Michigan Strategic Obl., ROC RR II R 332, 3.45%, VRDN, (Gtd. by Dow Chemical
Co.)	1,665,000	1,665,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.55%, VRDN, (Gtd. by
Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Mississippi Dev. Bank Spl. Obl. RB, Gas Auth., Natl. Gas Proj., 3.42%, VRDN, (SPA:
Societe Generale)	129,997,000	129,997,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. Barry Plant Proj., Ser. B,
3.66%, VRDN, (Gtd. by Alabama Power Co.)	6,100,000	6,100,000
Municipal Securities Pool Trust Receipt, Ser. 2006-261, Class A, 3.52%, VRDN,
(Liq.: Bear Stearns Cos.)	6,730,000	6,730,000
Nebraska American Pub. Energy Agcy. RB, Ser. A, 3.42%, VRDN, (SPA: Societe
Generale)	21,725,000	21,725,000
Nebraska Pub. Power Dist. RB, 3.46%, VRDN, (LOC: Citibank, NA)	13,865,000	13,865,000
North Carolina Eastern Muni. Power Agcy. Auth. PFOTER, 3.45%, VRDN, (Liq.:
Morgan Stanley)	4,346,500	4,346,500
Northwest Energy Washington Elec. RB, Ser. 1282, 3.47%, VRDN, (Insd. by
AMBAC)	5,250,000	5,250,000
Ohio Water Dev. Auth. PCRB, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,545,000	4,545,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.65%, VRDN, (Gtd. by Idaho
Power. Co.)	4,360,000	4,360,000
Seattle, WA RB, Seattle Light and Power Corp. Proj., 3.37%, 10/05/2006, (Liq.:
JPMorgan Chase & Co.)	8,075,000	8,075,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.46%, VRDN, (LOC: Citibank, NA &
Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 1314, 3.47%, VRDN, (SPA: Deutsche Bank AG)	7,780,000	7,780,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 3.47%, VRDN, (Liq.: Bear Stearns Co.)	9,000,000	9,000,000
Ser. 2006-276, Class A, 3.47%, VRDN, (Liq.: Bear Stearns Co.)	8,600,000	8,600,000
Tennessee Energy Acquisition Corp., PFOTER, Ser. 47, 3.46%, VRDN, (Liq.:
Goldman Sachs Group, Inc.)	30,000,000	30,000,000
Tennessee Energy Acquisition Corp., RB:
Ser. 1418, 3.47%, VRDN, (Liq.: JPMorgan Chase & Co.)	42,875,000	42,875,000
Ser. 1423, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,495,000	16,495,000
Tennessee Energy Acquisition Corp., ROC RR II R 598, 3.45%, VRDN, (LOC:
Citibank, NA)	15,000,000	15,000,000
Utah Muni Power Sys. RB, ROC RR II R 2016, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	5,210,000	5,210,000
Washington Energy NorthWest Eagle Trust, Ser. 2006-0065, Class A, 3.46%,
VRDN, (LOC: Citibank, NA)	40,000,000	40,000,000
West Jefferson, AL IDRRB, Alabama Power Co. Proj., 3.64%, VRDN, (Gtd. by
Alabama Power Co.)	27,700,000	27,700,000
Wisconsin Pub. Power, Inc. Sys. RB, 3.47%, VRDN, (Insd. by AMBAC)	10,385,000	10,385,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 3.46%, VRDN, (LOC: Citibank, NA)	$ 5,000,000	$5,000,000
Ser. 595, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,695,000	1,695,000

		808,424,500

WATER & SEWER 2.0%
Birmingham, AL Water & Sewer, Class A, 3.46%, VRDN, (Liq.: Citibank, NA & Insd.
by MBIA)	9,870,000	9,870,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.45%, VRDN, (Liq.:
Citigroup, Inc. & Insd. by AMBAC)	12,775,000	12,775,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.45%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.)	4,760,000	4,760,000
Chicago, IL Water RB, Eclipse Fdg. Trust, Ser. 2006-0106, 3.44%, VRDN, (Insd. by
MBIA & LOC: Bank of America Corp.)	15,040,000	15,040,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.45%, VRDN,
(Liq.: JPMorgan Chase & Co.)	3,175,000	3,175,000
Detroit, MI Sewage Disposal RB, 3.45%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Detroit, MI Water Supply Sys. RB, Ser 1443, 3.45%, VRDN, (Liq.: JPMorgan Chase
& Co.)	9,180,000	9,180,000
Fulton Cnty., GA Water & Sewer ROC, 3.45%, VRDN, (Liq.: Citigroup, Inc.)	4,740,000	4,740,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.46%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400,
3.45%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,620,000	5,620,000
Ser. 685, 3.45%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,300,000	5,300,000
Houston, TX Water & Sewer Sys. RB, 3.48%, VRDN, (SPA: Merrill Lynch & Co., Inc.
& Insd. by FSA)	2,500,000	2,500,000
Las Vegas Valley, NV Water Dist. PFOTER, Ser. 1375, 3.45%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by FSA)	2,740,000	2,740,000
Las Vegas Valley, NV Water Dist. RB, Ser. 1303, 3.47%, VRDN, (SPA: Deutsche
Bank AG)	3,495,000	3,495,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC RR II R 6511, 3.45%,
VRDN, (LOC: Citibank, NA)	2,255,000	2,255,000
Montgomery Cnty., TX Muni. Util. RB, 3.45%, VRDN, (Liq.: JPMorgan Chase &
Co.)	3,180,000	3,180,000
New York Env. Facs. Corp. RB, Clean Drinking Water Proj., Ser. 1372, 3.45%,
VRDN, (Liq.: JPMorgan Chase & Co.)	7,750,000	7,750,000
New York, NY Muni. Water Fin. Auth. RB Water & Sewer Sys., 3.55%, VRDN,
(LOC: Dexia Credit Local)	8,000,000	8,000,000
North Texas Water Dist. ROC, 3.45%, VRDN, (LOC: Citibank, NA)	7,345,000	7,345,000
Peace River/Manasota, FL Regl. Water Supply Auth., ROC RR II R 607, 3.47%,
VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,940,000	3,940,000
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.45%, VRDN, (SPA:
Dexia Credit Local & Insd. by MBIA)	11,800,000	11,800,000
Santa Rosa, CA Wastewater RB PFOTER, 3.47%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	3,040,000	3,040,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Tri-County, Indiana RB, Ser. D, 3.60%, VRDN, (LOC: Huntington Natl. Bank)	$5,045,000	$5,045,000
Washington, MD Suburban Sanitation Dist. BAN, Ser. A, 3.39%, VRDN, (SPA:
Landesbank Hessen-Thüringen Girozentrale)	7,300,000	7,300,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.45%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by FSA)	5,225,000	5,225,000

		172,942,500

Total Municipal Obligations (cost $8,614,078,643)		8,614,078,643

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund (cost $500,000)	500,000	500,000

Total Investments (cost $8,614,578,643) 99.4%		8,614,578,643

Other Assets and Liabilities 0.6%		49,567,879

Net Assets 100.0%		$8,664,146,522

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDFA	Economic Development Finance Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificates
EDRRB	Economic Development Refunding Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Permanent School Fund
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TAN	Tax Anticipation Note
IDA	Industrial Development Authority	TFA	Transitional Finance Authority
IDRB	Industrial Development Revenue Bond	TOC	Tender Option Certificate

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Delaware	9.0%	Missouri	0.8%
Texas	7.4%	Wyoming	0.8%
Illinois	5.6%	Oklahoma	0.7%
Florida	4.8%	Arkansas	0.6%
New York	4.3%	New Hampshire	0.6%
Colorado	4.1%	Kansas	0.5%
California	3.6%	Minnesota	0.4%
Tennessee	3.1%	South Carolina	0.4%
Louisiana	3.1%	District of Columbia	0.4%
Georgia	2.5%	Virginia	0.4%
Wisconsin	2.4%	Hawaii	0.4%
Ohio	2.3%	Idaho	0.4%
Mississippi	2.1%	New Mexico	0.4%
Massachusetts	1.9%	North Carolina	0.3%
Connecticut	1.7%	Iowa	0.3%
Pennsylvania	1.7%	Nevada	0.2%
Indiana	1.6%	Maine	0.2%
Maryland	1.4%	Vermont	0.2%
Kentucky	1.2%	South Dakota	0.2%
Arizona	1.1%	Utah	0.2%
Alaska	1.1%	Rhode Island	0.2%
Nebraska	1.1%	Oregon	0.1%
Michigan	1.0%	North Dakota	0.1%
Alabama	1.0%	Non-state specific	21.2%
Washington	0.9%
			100.0%

The following table shows the percent of total investments by credit quality as of August 31, 2006:

Tier 1	97.7%
Tier 2	2.0%
NR	0.3%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2006:

1 day	0.2%
2-7 days	90.7%
8-60 days	2.6%
61-120 days	2.9%
121-240 days	2.6%
241 + days	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (unaudited)

Assets
Investments at amortized cost	$8,614,578,643
Cash	7,226,044
Receivable for Fund shares sold	2,473,766
Interest and dividends receivable	52,963,141
Prepaid expenses and other assets	46,543

Total assets	8,677,288,137

Liabilities
Dividends payable	9,767,384
Payable for Fund shares redeemed	2,502,185
Advisory fee payable	26,066
Distribution Plan expenses payable	5,264
Due to other related parties	25,762
Accrued expenses and other liabilities	814,954

Total liabilities	13,141,615

Net assets	$8,664,146,522

Net assets represented by
Paid-in capital	$8,663,934,775
Overdistributed net investment income	(60,647)
Accumulated net realized gains on investments	272,394

Total net assets	$8,664,146,522

Net assets consists of
Class I	7,638,602,281
Class AD	81,210,500
Class IN	241,931,660
Class IS	699,208,308
Class P	3,193,773

Total net assets	$8,664,146,522

Shares outstanding (unlimited number of shares authorized)
Class I	7,638,489,645
Class AD	81,235,387
Class IN	241,958,596
Class IS	699,051,475
Class P	3,196,664

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2006 (unaudited)

Investment income
Interest	$151,786,319
Dividends	8,437

Total investment income	151,794,756

Expenses
Advisory fee	4,702,218
Distribution Plan expenses
Class AD	17,715
Class IN	109,546
Class IS	856,445
Class P	11,900
Administrative services fee	2,564,846
Transfer agent fees	97,667
Trustees’ fees and expenses	52,162
Printing and postage expenses	65,786
Custodian and accounting fees	1,261,251
Registration and filing fees	245,173
Professional fees	63,519
Other	87,548

Total expenses	10,135,776
Less: Expense reductions	(163,208)

Net expenses	9,972,568

Net investment income	141,822,188

Net realized gains or losses on:
Securities	279,128
Credit default swap transactions	(6,734)

Net realized gains on investments	272,394

Net increase in net assets resulting from operations	$142,094,582

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2006		Year Ended
	(unaudited)		February 28, 2006

Operations
Net investment income		$141,822,188		$174,492,875
Net realized gains on investments		272,394		1,086,726

Net increase in net assets resulting
from operations		142,094,582		175,579,601

Distributions to shareholders
from
Net investment income
Class I		(126,661,128)		(148,012,960)
Class AD		(1,192,342)		(2,702,156)
Class IN		(3,575,408)		(4,514,659)
Class IS		(10,594,922)		(18,712,313)
Class P		(65,286)		(1,162,689)

Total distributions to shareholders		(142,089,086)		(175,104,777)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	20,982,126,754	20,982,126,754	34,001,593,724	34,001,593,724
Class AD	74,418,532	74,418,532	263,323,463	263,323,463
Class IN	310,206,060	310,206,060	623,861,692	623,861,692
Class IS	849,724,774	849,724,774	2,074,981,310	2,074,981,310
Class P	1,469,834	1,469,834	74,373,309	74,373,309

		22,217,945,954		37,038,133,498

Net asset value of shares issued in
reinvestment of distributions
Class I	65,275,549	65,275,549	63,119,126	63,119,126
Class AD	1,106,035	1,106,035	2,516,304	2,516,304
Class IN	3,411,116	3,411,116	4,012,899	4,012,899
Class IS	7,770,566	7,770,566	14,698,565	14,698,565
Class P	60,825	60,825	946,959	946,959

		77,624,091		85,293,853

Payment for shares redeemed
Class I	(20,130,452,906)	(20,130,452,906)	(32,221,897,136)	(32,221,897,136)
Class AD	(57,793,852)	(57,793,852)	(297,251,465)	(297,251,465)
Class IN	(261,612,165)	(261,612,165)	(640,695,024)	(640,695,024)
Class IS	(847,021,000)	(847,021,000)	(2,257,474,661)	(2,257,474,661)
Class P	(9,325,158)	(9,325,158)	(157,279,637)	(157,279,637)

		(21,306,205,081)		(35,574,597,923)

Net increase in net assets resulting
from capital share transactions		989,364,964		1,548,829,428

Total increase in net assets		989,370,460		1,549,304,252
Net assets
Beginning of period		7,674,776,062		6,125,471,810

End of period		$8,664,146,522		$7,674,776,062

Undistributed (overdistributed) net
investment income		$(60,647)		$206,251

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On August 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended August 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

48

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567758 rv2 10/2006

Evergreen Institutional Treasury Money Market Fund

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Institutional Treasury Money Market Fund, covering the six-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting this view was new evidence late in the six months that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the period, investors contemplated the risks that high energy and commodity costs would increase inflationary pressures as these costs worked their way through the economy. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation's economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Year-over-year corporate earnings, meanwhile, were expected to rise in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed at its meeting in August, left the rate unchanged. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators

1

LETTER TO SHAREHOLDERS continued

nevertheless were still rising at what we believed to be more sustainable paces.

In this environment, our money market teams continued to focus on capital preservation and competitive income. The portfolio managers attempted to take advantage of the higher short-term interest rates before market yields began to level off after the Fed's meeting in early August. For the bulk of the period, though, these shorter-duration strategies tended to produce superior relative performance in the fixed income markets.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

At meetings held on September 20-21, 2006, the Fund's Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

6-month return	2.32%	2.29%

Average annual return

1-year	4.21%	4.16%

5-year	2.10%	2.05%

Since portfolio inception	3.68%	3.65%

7-day annualized yield	4.87%	4.82%

30-day annualized yield	4.86%	4.81%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2006, there were 154 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

					Lipper	Merrill
	Institutional				Institutional	Lynch
Investor	Service	Participant	Reserve	Resource	U.S. Treasury	3-Month
Shares	Shares	Shares	Shares	Shares	Money Markets	U.S. Treasury
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Median	Bill Index†

5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001

ENTXX	EITXX	ESTXX	ETVXX	EOTXX

2.27%	2.19%	2.06%	1.99%	1.91%	2.27%	2.43%

4.11%	3.96%	3.70%	3.54%	3.39%	4.07%	4.34%

2.00%	1.84%	1.59%	1.44%	1.29%	1.90%	2.29%

3.62%	3.42%	3.40%	3.31%	3.23%	3.44%	3.77%

4.77%	4.62%	4.37%	4.22%	4.07%	N/A	N/A

4.76%	4.61%	4.36%	4.21%	4.06%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,023.21	$ 1.07
Class AD	$ 1,000.00	$ 1,022.95	$ 1.33
Class IN	$ 1,000.00	$ 1,022.69	$ 1.58
Class IS	$ 1,000.00	$ 1,021.92	$ 2.34
Class P	$ 1,000.00	$ 1,020.64	$ 3.62
Class RV	$ 1,000.00	$ 1,019.87	$ 4.38
Class RC	$ 1,000.00	$ 1,019.10	$ 5.14
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.15	$ 1.07
Class AD	$ 1,000.00	$ 1,023.89	$ 1.33
Class IN	$ 1,000.00	$ 1,023.64	$ 1.58
Class IS	$ 1,000.00	$ 1,022.89	$ 2.35
Class P	$ 1,000.00	$ 1,021.63	$ 3.62
Class RV	$ 1,000.00	$ 1,020.87	$ 4.38
Class RC	$ 1,000.00	$ 1,020.11	$ 5.14

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS, 0.71% for
Class P, 0.86% for Class RV and 1.01% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS I	(unaudited)	2006	2005	2004 [1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.032	0.013	0.009	0.015	0.032

Distributions to shareholders from
Net investment income	(0.023)	(0.032)	(0.013)	(0.009)	(0.015)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.32%	3.25%	1.35%	0.90%	1.56%	3.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$987,431	$1,845,698	$2,208,303	$2,186,186	$2,222,210	$2,439,209
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.21% [2]	0.20%	0.21%	0.20%	0.20%	0.23%
Expenses excluding waivers/reimbursements
and expense reductions	0.21% [2]	0.20%	0.21%	0.20%	0.20%	0.23%
Net investment income (loss)	4.52% [2]	3.19%	1.34%	0.89%	1.56%	3.12%

[1] Year ended February 29.
[2] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS AD	(unaudited)	2006	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.032	0.013	0.008	0.015	0.023

Distributions to shareholders from
Net investment income	(0.023)	(0.032)	(0.013)	(0.008)	(0.015)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.29%	3.20%	1.30%	0.85%	1.50%	2.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 75	$28,992	$33,060	$52,002	$14,068	$4,771
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.26% [3]	0.25%	0.26%	0.25%	0.25%	0.28% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.26% [3]	0.25%	0.26%	0.25%	0.25%	0.28% [3]
Net investment income (loss)	4.34% [3]	3.13%	1.27%	0.84%	1.37%	3.07% [3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IN	(unaudited)	2006	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.022	0.031	0.012	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.022)	(0.031)	(0.012)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.27%	3.15%	1.25%	0.80%	1.45%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$228,703	$255,406	$272,700	$259,651	$158,831	$1,242
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.31% [3]	0.30%	0.31%	0.30%	0.30%	0.34% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.31% [3]	0.30%	0.31%	0.30%	0.30%	0.34% [3]
Net investment income (loss)	4.46% [3]	3.13%	1.23%	0.77%	1.40%	3.02% [3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IS	(unaudited)	2006	2005	2004 [1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.022	0.030	0.011	0.006	0.013	0.029

Distributions to shareholders from
Net investment income	(0.022)	(0.030)	(0.011)	(0.006)	(0.013)	(0.029)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.19%	3.00%	1.10%	0.65%	1.30%	2.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$958,239	$2,906,339	$2,635,887	$1,992,881	$2,362,269	$1,885,874
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.46% [2]	0.45%	0.46%	0.45%	0.45%	0.48%
Expenses excluding waivers/reimbursements
and expense reductions	0.46% [2]	0.45%	0.46%	0.45%	0.45%	0.48%
Net investment income (loss)	4.23% [2]	2.99%	1.13%	0.65%	1.26%	2.85%

[1] Year ended February 29.
[2] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS P	(unaudited)	2006	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.020	0.027	0.008	0.004	0.010	0.019

Distributions to shareholders from
Net investment income	(0.020)	(0.027)	(0.008)	(0.004)	(0.010)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.06%	2.74%	0.85%	0.40%	1.05%	1.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,039	$105,474	$222,314	$367,155	$350,527	$264,724
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71% [3]	0.70%	0.71%	0.70%	0.70%	0.73% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.71% [3]	0.70%	0.71%	0.70%	0.70%	0.73% [3]
Net investment income (loss)	4.00% [3]	2.56%	0.82%	0.40%	1.03%	1.54% [3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RV	(unaudited)	2006	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.020	0.026	0.007	0.002	0.009	0.018

Distributions to shareholders from
Net investment income	(0.020)	(0.026)	(0.007)	(0.002)	(0.009)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.99%	2.59%	0.70%	0.25%	0.90%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,181	$64,030	$57,250	$112,662	$156,877	$90,601
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86% [3]	0.85%	0.86%	0.85%	0.85%	0.88% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.86% [3]	0.85%	0.86%	0.85%	0.85%	0.88% [3]
Net investment income (loss)	3.76% [3]	2.55%	0.60%	0.26%	0.89%	1.70% [3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RC	(unaudited)	2006	2005	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.019	0.024	0.005	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.019)	(0.024)	(0.005)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.91%	2.43%	0.55%	0.12%	0.75%	1.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,913	$28,666	$78,703	$31,448	$39,496	$42,274
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.01% [3]	1.00%	1.01%	0.99%	1.00%	1.03% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.01% [3]	1.00%	1.01%	1.01%	1.00%	1.03% [3]
Net investment income (loss)	3.62% [3]	2.29%	0.71%	0.13%	0.70%	1.50% [3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 15.9%
U.S. Treasury Notes, 2.50%, 09/30/2006 - 10/31/2006 (cost $354,433,393)	$355,000,000	$ 354,433,393

REPURCHASE AGREEMENTS* 84.2%
ABN AMRO, Inc., Avg. rate of 5.21%, dated 8/28/2006, maturing 9/5/2006;
maturity value $80,092,556 (1) **	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 5.21%, dated 8/28/2006, maturing 9/5/2006;
maturity value $80,092,600 (2) **	80,000,000	80,000,000
Barclays plc, 5.23%, dated 8/31/2006, maturing 9/1/2006; maturity value
$80,011,622 (3)	80,000,000	80,000,000
Citigroup, Inc.:
Avg. rate of 5.21%, dated 8/28/2006, maturing 9/5/2006; maturity value
$80,092,667 (4) **	80,000,000	80,000,000
Avg. rate of 5.19%, dated 8/28/2006, maturing 9/5/2006; maturity value
$80,092,200 (5) **	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 5.21%, dated 8/28/2006, maturing
9/5/2006; maturity value $80,092,578 (6) **	80,000,000	80,000,000
Deutsche Bank AG:
5.23%, dated 8/31/2006, maturing 9/1/2006; maturity value $75,010,896 (7)	75,000,000	75,000,000
Avg. rate of 5.24%, dated 8/28/2006, maturing 9/5/2006; maturity value
$80,093,178 (7) **	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.21%, dated 8/28/2006,
maturing 9/5/2006; maturity value $80,092,644 (8) **	80,000,000	80,000,000
HSBC Holdings, plc, Avg. rate of 5.21%, dated 8/28/2006, maturing 9/5/2006;
maturity value $80,092,644 (9) **	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.22%, dated 8/31/2006, maturing 9/1/2006; maturity
value $80,011,600 (10)	80,000,000	80,000,000
Morgan Stanley:
5.23%, dated 8/31/2006, maturing 9/1/2006; maturity
value $35,005,085 (11)	35,000,000	35,000,000
Avg. rate of 5.21%, dated 8/28/2006, maturing 9/5/2006; maturity value
$125,144,861 (11) **	125,000,000	125,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.21%, dated 8/28/2006, maturing
9/5/2006; maturity value $180,208,300 (12) **	180,000,000	180,000,000
Societe Generale, 5.22%, dated 8/31/2006, maturing 9/1/2006; maturity value
$100,014,500 (13)	100,000,000	100,000,000
State Street Corp., 5.10%, dated 8/31/2006, maturing 9/1/2006; maturity value
$75,310,167 (14)	75,299,500	75,299,500
UBS AG:
5.23%, dated 8/31/2006, maturing 9/1/2006; maturity value
$280,040,678 (15)	280,000,000	280,000,000
5.24%, dated 8/31/2006, maturing 9/1/2006; maturity value
$200,029,111 (16)	200,000,000	200,000,000

Total Repurchase Agreements (cost $1,870,299,500)		1,870,299,500

Total Investments (cost $2,224,732,893) 100.1%		2,224,732,893
Other Assets and Liabilities (0.1%)		(3,153,348)

Net Assets 100.0%		$ 2,221,579,545

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

*	Collateralizedby:
	(1)	$83,523,000 U.S. Treasury Note, 3.375%,12/15/2008, value including accrued interest is $81,600,335.
	(2)	$41,241,000 U.S. Treasury Bond, 7.125%, 2/15/2023, value including accrued interest is $51,166,794;
$30,434,000 U.S. Treasury Note, 4.625%, 8/31/2011, value including accrued interest is $30,434,000.
	(3)	$107,546,723 U.S. Treasury STRIPS, 0.00%, 8/15/2012, value is $81,600,001.
	(4)	$13,922,000 U.S. Treasury Bill, 0.00%, 9/7/2006, value is $13,908,496; $142,922,000 U.S. Treasury STRIPS,
0.00%, 8/15/2021, value is $67,692,147.
	(5)	$550,044,843 GNMA, 5.375% to 7.50%, 12/15/2029 to 8/15/2036, value including accrued interest is
$81,600,000.
	(6)	$61,555,000 TIPS, 3.375% to 4.25%, 1/15/2010 to 4/15/2032, value including accrued interest is $81,605,105.
	(7)	$70,250,000 U.S. Treasury STRIPS, 0.00%, 2/15/2020 to 5/15/2029, value is $30,547,154; $44,701,000 TIPS,
0.875%, 4/15/2010, value including accrued interest is $45,585,465; $127,000,000 GNMA, 5.00% to 5.50%,
1/15/2018 to 12/15/2035, value including accrued interest is $81,968,011. This collateral was allocated on a pro-
rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(8)	$80,785,000 U.S. Treasury Note, 4.875%, 7/31/2011, value including accrued interest is $81,603,076.
	(9)	$174,455,000 U.S. Treasury STRIPS, 0.00%, 11/15/2021, value is $81,601,329.
	(10)	$78,400,000 U.S. Treasury Note, 5.125%, 5/15/2016, value including accrued interest is $81,603,485.
	(11)	$288,937,000 U.S. Treasury STRIPS, 0.00%, 5/15/2018, value is $163,200,286.
	(12)	$101,966,000 U.S. Treasury Notes, 4.25% to 5.00%, 4/30/2008 to 8/15/2013, value including accrued interest is
$103,545,964; $30,360,000 U.S. Treasury Bond, 5.375%, 2/15/2031, value including accrued interest is
$32,231,298; $45,000,000 U.S. Treasury Bills, 0.00%, 10/5/2006 to 2/1/2007, value is $44,223,500.
	(13)	$237,602,000 U.S. Treasury STRIPS, 0.00%, 8/15/2023, value is $102,000,163.
	(14)	$78,535,000 U.S. Treasury Bill, 0.00%, 2/8/2007, value is $76,807,230.
	(15)	$280,820,000 U.S. Treasury Note, 4.875%, 5/15/2009, value including accrued interest is $285,604,373.
	(16)	$206,162,000 U.S. Treasury Notes, 4.25% to 4.50%, 8/15/2013 to 11/15/2015, value including accrued interest is
$204,004,590.
**	Variablerate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates overthe term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

The following table shows the percent of total investments by credit quality as of August 31, 2006:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2006:

1 day	40.0%
2-7 days	44.0%
8-60 days	11.5%
61-120 days	4.5%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (unaudited)

Assets
Investments in securities	$354,433,393
Investments in repurchase agreements	1,870,299,500

Investments at amortized cost	2,224,732,893
Receivable for Fund shares sold	219,374
Interest receivable	4,200,266
Prepaid expenses and other assets	99,891

Total assets	2,229,252,424

Liabilities
Dividends payable	7,382,860
Advisory fee payable	6,690
Distribution Plan expenses payable	7,849
Due to other related parties	3,102
Accrued expenses and other liabilities	272,378

Total liabilities	7,672,879

Net assets	$2,221,579,545

Net assets represented by
Paid-in capital	$2,222,029,918
Undistributed net investment income	1,110,306
Accumulated net realized losses on investments	(1,560,679)

Total net assets	$2,221,579,545

Net assets consists of
Class I	$987,430,557
Class AD	75,287
Class IN	228,702,526
Class IS	958,238,580
Class P	43,038,832
Class RV	2,180,546
Class RC	1,913,217

Total net assets	$2,221,579,545

Shares outstanding (unlimited number of shares authorized)
Class I	987,670,128
Class AD	75,285
Class IN	228,714,199
Class IS	958,420,555
Class P	43,042,933
Class RV	2,185,773
Class RC	1,922,751

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2006 (unaudited)

Investment income
Interest	$89,364,671

Expenses
Advisory fee	2,085,151
Distribution Plan expenses
Class AD	3,472
Class IN	130,602
Class IS	2,241,410
Class P	163,660
Class RV	112,654
Class RC	73,827
Administrative services fee	1,139,196
Transfer agent fees	27,004
Trustees' fees and expenses	28,969
Printing and postage expenses	20,063
Custodian and accounting fees	475,529
Registration and filing fees	62,121
Professional fees	42,528
Other	77,804

Total expenses	6,683,990
Less: Expense reductions	(37,076)

Net expenses	6,646,914

Net investment income	$82,717,757

Net realized losses on investments	0

Net increase in net assets resulting from operations	$82,717,757

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2006		Year Ended
	(unaudited)		February 28, 2006

Operations
Net investment income		$82,717,757		$167,964,626
Net realized losses on investments		0		(1,232,872)

Net increase in net assets resulting
from operations		82,717,757		166,731,754

Distributions to shareholders from
Net investment income
Class I		(36,322,136)		(68,690,733)
Class AD		(297,797)		(1,028,289)
Class IN		(5,822,540)		(8,229,557)
Class IS		(37,835,660)		(82,897,703)
Class P		(1,307,071)		(3,573,177)
Class RV		(651,052)		(1,418,284)
Class RC		(333,120)		(1,507,264)

Total distributions to shareholders		(82,569,376)		(167,345,007)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	8,109,164,839	8,109,164,839	22,681,565,804	22,681,565,804
Class AD	10,314,712	10,314,712	189,191,038	189,191,038
Class IN	811,130,857	811,130,857	1,219,221,067	1,219,221,067
Class IS	2,820,181,290	2,820,181,290	8,533,848,735	8,533,848,735
Class P	77,243,406	77,243,406	411,111,435	411,111,435
Class RV	32,903,715	32,903,715	111,173,002	111,173,002
Class RC	24,025,313	24,025,313	124,066,287	124,066,287

		11,884,964,132		33,270,177,368

Net asset value of shares issued in
reinvestment of distributions
Class I	4,277,757	4,277,757	9,681,587	9,681,587
Class AD	0	0	18,050	18,050
Class IN	43,530	43,530	179,405	179,405
Class IS	7,932,924	7,932,924	10,633,265	10,633,265
Class P	438,255	438,255	494,811	494,811
Class RV	41,697	41,697	42,685	42,685
Class RC	39,539	39,539	823,248	823,248

		12,773,702		21,873,051

Payment for shares redeemed
Class I	(8,971,756,363)	(8,971,756,363)	(23,053,579,581)	(23,053,579,581)
Class AD	(39,234,849)	(39,234,849)	(193,274,038)	(193,274,038)
Class IN	(837,885,346)	(837,885,346)	(1,236,670,422)	(1,236,670,422)
Class IS	(4,776,300,874)	(4,776,300,874)	(8,273,755,683)	(8,273,755,683)
Class P	(140,119,540)	(140,119,540)	(528,426,680)	(528,426,680)
Class RV	(94,796,093)	(94,796,093)	(104,427,314)	(104,427,314)
Class RC	(50,819,144)	(50,819,144)	(174,915,666)	(174,915,666)

		(14,910,912,209)		(33,565,049,384)

Net decrease in net assets resulting
from capital share transactions		(3,013,174,375)		(272,998,965)

Total decrease in net assets		(3,013,025,994)		(273,612,218)
Net assets
Beginning of period		5,234,605,539		5,508,217,757

End of period		$2,221,579,545		$5,234,605,539

Undistributed net investment income		$1,110,306		$961,925

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On August 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $1,560,679 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended August 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

12. CLASS LIQUIDATION AND CLOSURE

At meetings held on September 20-21, 2006, the Fund's Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

23

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567759  rv2  10/2006

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Institutional U.S. Government Money Market Fund, covering the six-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting this view was new evidence late in the six months that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the period, investors contemplated the risks that high energy and commodity costs would increase inflationary pressures as these costs worked their way through the economy. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Year-over-year corporate earnings, meanwhile, were expected to rise in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed at its meeting in August, left the rate unchanged. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators

1

LETTER TO SHAREHOLDERS continued

nevertheless were still rising at what we believed to be more sustainable paces.

In this environment, our money market teams continued to focus on capital preservation and competitive income. The portfolio managers attempted to take advantage of the higher short-term interest rates before market yields began to level off after the Fed’s meeting in early August. For the bulk of the period, though, these shorter-duration strategies tended to produce superior relative performance in the fixed income markets.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

At meetings held on September 20-21, 2006, the Fund’s Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

	Institutional	Investor
	Shares	Shares
	(Class I)	(Class IN)

Class inception date	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX

6-month return	2.37%	2.32%

Average annual return

1-year	4.31%	4.20%

5-year	2.13%	2.03%

Since portfolio inception	3.08%	3.00%

7-day annualized yield	5.05%	4.95%

30-day annualized yield	5.01%	4.91%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2006, there were 149 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN, P or RV. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN, P and RV shares prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P and 0.65% for Class RV. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper
Institutional			Institutional	Merrill Lynch
Service	Participant	Reserve	U.S. Government	3-Month U.S.
Shares	Shares	Shares	Money Markets	Treasury
(Class IS)	(Class P)	(Class RV)	Median	Bill Index†

10/1/1999	5/1/2001	5/1/2001

EGSXX	EGPXX	EGVXX

2.24%	2.11%	2.04%	2.35%	2.43%

4.05%	3.79%	3.63%	4.24%	4.34%

1.88%	1.62%	1.47%	2.03%	2.29%

2.82%	2.68%	2.56%	2.97%	3.21%

4.80%	4.54%	4.40%	N/A	N/A

4.76%	4.50%	4.36%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,023.70	$ 1.12
Class IN	$ 1,000.00	$ 1,023.18	$ 1.63
Class IS	$ 1,000.00	$ 1,022.41	$ 2.40
Class P	$ 1,000.00	$ 1,021.12	$ 3.67
Class RV	$ 1,000.00	$ 1,020.36	$ 4.43
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.10	$ 1.12
Class IN	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.84	$ 2.40
Class P	$ 1,000.00	$ 1,021.58	$ 3.67
Class RV	$ 1,000.00	$ 1,020.82	$ 4.43

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.32% for Class IN, 0.47% for Class IS, 0.72% for Class P and 0.87% for Class RV), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS I	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.033	0.014	0.009	0.015	0.032

Distributions to shareholders from
Net investment income	(0.023)	(0.033)	(0.014)	(0.009)	(0.015)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.37%	3.31%	1.41%	0.94%	1.52%	3.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$588,009	$695,920	$695,666	$864,852	$719,820	$618,793
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.22%[2]	0.23%	0.23%	0.22%	0.21%	0.20%
Expenses excluding waivers/reimbursements
and expense reductions	0.22%[2]	0.23%	0.23%	0.22%	0.22%	0.24%
Net investment income (loss)	4.68%[2]	3.34%	1.37%	0.92%	1.53%	3.04%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IN	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.032	0.013	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.023)	(0.032)	(0.013)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.32%	3.20%	1.31%	0.84%	1.42%	2.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,771	$150,371	$6,780	$9,622	$11,316	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%[3]	0.33%	0.33%	0.31%	0.32%	0.30%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.32%[3]	0.33%	0.33%	0.31%	0.33%	0.34%[3]
Net investment income (loss)	4.37%[3]	3.56%	1.31%	0.80%	1.13%	2.90%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IS	(unaudited)	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.022	0.030	0.012	0.007	0.013	0.030

Distributions to shareholders from
Net investment income	(0.022)	(0.030)	(0.012)	(0.007)	(0.013)	(0.030)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.24%	3.05%	1.16%	0.69%	1.26%	3.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$297,582	$140,087	$228,903	$172,304	$239,264	$207,397
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.47%[2]	0.47%	0.48%	0.47%	0.46%	0.45%
Expenses excluding waivers/reimbursements
and expense reductions	0.47%[2]	0.47%	0.48%	0.47%	0.47%	0.49%
Net investment income (loss)	4.50%[2]	2.93%	1.22%	0.67%	1.28%	2.94%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS P	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.021	0.028	0.009	0.004	0.010	0.020

Distributions to shareholders from
Net investment income	(0.021)	(0.028)	(0.009)	(0.004)	(0.010)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.11%	2.79%	0.90%	0.44%	1.01%	2.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,426	$259,175	$245,030	$298,590	$298,567	$178,457
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%[3]	0.73%	0.73%	0.72%	0.71%	0.70%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.72%[3]	0.73%	0.73%	0.72%	0.72%	0.74%[3]
Net investment income (loss)	4.07%[3]	2.79%	0.88%	0.42%	0.97%	1.66%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RV	(unaudited)	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.020	0.026	0.008	0.003	0.009	0.019

Distributions to shareholders from
Net investment income	(0.020)	(0.026)	(0.008)	(0.003)	(0.009)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.04%	2.64%	0.75%	0.28%	0.86%	1.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 26	$ 643	$ 872	$ 754	$2,342	$11,240
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expensereductions	0.87%[3]	0.87%	0.88%	0.87%	0.86%	0.85%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.87%[3]	0.87%	0.88%	0.87%	0.87%	0.89%[3]
Net investment income (loss)	3.80%[3]	2.53%	0.68%	0.29%	0.91%	2.18%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 46.5%
FAMC, 4.60% 11/30/2006 (n)	$ 10,000,000	$ 9,887,500
FFCB, FRN, 5.25%, 09/01/2006	40,000,000	39,996,958
FHLB:
3.75%, 09/28/2006	10,000,000	9,993,592
4.75%, 12/29/2006	12,590,000	12,588,393
5.27%, 09/04/2006	50,000,000	50,000,000
FRN:
5.24%, 09/01/2006	75,000,000	74,994,910
5.34%, 10/05/2006	75,000,000	74,982,559
FHLMC:
3.00%, 09/29/2006-01/12/2007	22,197,000	22,154,441
4.80%, 02/12/2007	15,000,000	14,999,684
FNMA:
2.81%, 09/28/2006	1,500,000	1,498,018
5.35%, 09/01/2006 (n)	35,000,000	35,000,000
5.50%, 07/10/2007	25,000,000	24,992,800
5.52%, 09/01/2006	46,426,702	46,426,702
5.61%, 09/05/2007	10,000,000	10,000,000

Total U.S. Government & Agency Obligations (cost $427,515,557)		427,515,557

REPURCHASE AGREEMENTS* 53.4%
Bank of America Corp., 5.24%, dated 8/31/2006, maturing 9/1/2006, maturity
value $150,021,833 (1)	150,000,000	150,000,000
Barclays plc, 5.26%, dated 8/31/2006, maturing 9/1/2006, maturity value
$150,021,917 (2)	150,000,000	150,000,000
Deutsche Bank AG, 5.28%, dated 8/31/2006, maturing 9/1/2006, maturity value
$150,022,000 (3)	150,000,000	150,000,000
State Street Corp., 5.10%, dated 8/31/2006, maturing 9/1/2006, maturity value
$41,790,531 (4)	41,784,612	41,784,612

Total Repurchase Agreements (cost $491,784,612)		491,784,612

Total Investments (cost $919,300,169) 99.9%		919,300,169
Other Assets and Liabilities 0.1%		513,554

Net Assets 100.0%		$ 919,813,723

(n)	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
*	Collaterized by:
	(1)	$30,392,000 FNMA, 0.00%, 6/29/2007, value is $29,109,458; $96,000,000 FHLB, 0.00%, 4/20/2009 to
2/10/2015, value is $92,385,243; $314,000 FHLMC, 4.00%, 9/22/2009, value including accrued interest is
$310,347; $28,153,000 TVA, 5.88%, 04/01/2036, value including accrued interest is $31,195,776.
	(2)	$154,901,000 U.S. Treasury Bill, 0.00%, 11/30/2006, value is $150,000,358.
	(3)	$129,635,000 FHLB, 0.00% to 5.14%, 3/7/2007 to 2/27/2015, value including accrued interest is $126,597,170;
FMAC, 5.13%, 10/24/2007, value including accrued interest is $26,403,391.
	(4)	$43,415,000 U.S. Treasury Bills, 0.00%, 11/30/2006 to 2/08/2007, value is $42,620,990.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TVA	Tennessee Valley Authority

The following table shows the percent of total investments by credit quality as of August 31, 2006:
Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2006:
1 day	74.9%
2-7 days	5.4%
8-60 days	11.4%
61-120 days	2.4%
121-240 days	2.1%
241+ days	3.8%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (unaudited)

Assets
Investments in securities	$ 427,515,557
Investments in repurchase agreements	491,784,612

Investments at amortized cost	919,300,169
Interest receivable	2,558,021
Prepaid expenses and other assets	64,442

Total assets	921,922,632

Liabilities
Dividends payable	2,034,296
Advisory fee payable	3,019
Distribution Plan expenses payable	2,425
Due to other related parties	1,971
Accrued expenses and other liabilities	67,198

Total liabilities	2,108,909

Net assets	$ 919,813,723

Net assets represented by
Paid-in capital	$ 919,652,277
Undistributed net investment income	701,869
Accumulated net realized losses on investments	(540,423)

Total net assets	$ 919,813,723

Net assets consists of
Class I	$ 588,009,102
Class IN	6,771,303
Class IS	297,581,740
Class P	27,425,948
Class RV	25,630

Total net assets	$ 919,813,723

Shares outstanding (unlimited number of shares authorized)
Class I	587,874,154
Class IN	6,750,149
Class IS	297,551,549
Class P	27,443,011
Class RV	25,630

Net asset value per share
Class I	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2006 (unaudited)

Investment income
Interest	$ 26,051,085

Expenses
Advisory fee	640,168
Distribution Plan expenses
Class IN	38,318
Class IS	295,549
Class P	395,933
Class RV	2,132
Class RC (a)	1,392
Administrative services fee	320,084
Transfer agent fees	1,627
Trustees’ fees and expenses	9,816
Printing and postage expenses	8,730
Custodian and accounting fees	121,420
Registration and filing fees	38,330
Professional fees	17,359
Other	26,861

Total expenses	1,917,719
Less: Expense reductions	(10,753)

Net expenses	1,906,966

Net investment income	24,144,119

Net realized gains or losses on investments	0

Net increase in net assets resulting from operations	$ 24,144,119

(a) Class RC shares of the Fund were fully redeemed on June 5, 2006.

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2006		Year Ended
	(unaudited)		February 28, 2006

Operations
Net investment income	$ 24,144,119		$ 39,184,525
Net realized gains or losses on
investments		0		(455,137)

Net increase in net assets resulting
from operations		24,144,119		38,729,388

Distributions to shareholders
from
Net investment income
Class I		(13,778,992)		(24,074,844)
Class IN		(1,654,430)		(2,064,739)
Class IS		(5,279,530)		(5,833,405)
Class P		(3,181,473)		(6,760,166)
Class RV		(13,160)		(26,792)
Class RC (a)		(7,182)		(23,959)

Total distributions to shareholders		(23,914,767)		(38,783,905)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	3,621,863,488	3,621,863,488	6,149,867,261	6,149,867,261
Class IN	270,364,777	270,364,777	507,240,047	507,240,047
Class IS	720,054,136	720,054,136	1,660,679,187	1,660,679,187
Class P	61,909,317	61,909,317	348,129,343	348,129,343
Class RV	1,721,467	1,721,467	5,050,340	5,050,340
Class RC (a)	146,941	146,941	3,377,316	3,377,316

		4,676,060,126		8,674,343,494

Net asset value of shares issued in
reinvestment of distributions
Class I	1,884,727	1,884,727	2,441,124	2,441,124
Class IN	82,483	82,483	108,169	108,169
Class IS	3,382,157	3,382,157	149,491	149,491
Class P	328,651	328,651	0	0
Class RC (a)	0	0	1,596	1,596

		5,678,018		2,700,380

Payment for shares redeemed
Class I	(3,731,784,522)	(3,731,784,522)	(6,152,050,648)	(6,152,050,648)
Class IN	(414,066,047)	(414,066,047)	(363,760,434)	(363,760,434)
Class IS	(565,987,897)	(565,987,897)	(1,749,625,630)	(1,749,625,630)
Class P	(294,026,587)	(294,026,587)	(333,949,476)	(333,949,476)
Class RV	(2,337,766)	(2,337,766)	(5,279,333)	(5,279,333)
Class RC (a)	(783,159)	(783,159)	(3,437,083)	(3,437,083)

		(5,008,985,978)		(8,608,102,604)

Net increase (decrease) in net assets
resulting from capital share
transactions		(327,247,834)		68,941,270

Total increase (decrease) in net assets		(327,018,482)		68,886,753
Net assets
Beginning of period		1,246,832,205		1,177,945,452

End of period	$ 919,813,723		$ 1,246,832,205

Undistributed net investment income	$ 701,869		$ 472,517

(a) Class RC shares of the Fund were fully redeemed on June 5, 2006.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

As of June 5, 2006, shares of Class RC were fully redeemed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On August 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $ 470,018 in capital loss carryovers for federal income tax purposes with $85,286 expiring in 2013, $384,732 expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006, the Fund incurred and elected to defer post-October losses of $70,405.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended August 31, 2006, the Fund had no borrowings.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

12. CLASS LIQUIDATION AND CLOSURE

At meetings held on September 20-21, 2006, the Fund’s Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567760 rv2 10/2006

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Prime Cash Management Money Market Fund, covering the six-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting this view was new evidence late in the six months that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the period, investors contemplated the risks that high energy and commodity costs would increase inflationary pressures as these costs worked their way through the economy. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation's economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Year-over-year corporate earnings, meanwhile, were expected to rise in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed at its meeting in August, left the rate unchanged. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of

1

LETTER TO SHAREHOLDERS continued

growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

In this environment, our money market teams continued to focus on capital preservation and competitive income. The portfolio managers attempted to take advantage of the higher short-term interest rates before market yields began to level off after the Fed's meeting in early August. For the bulk of the period, though, these shorter-duration strategies tended to produce superior relative performance in the fixed income markets.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

At meetings held on September 20-21, 2006, the Fund's Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

6-month return	2.48%	2.46%

Average annual return

1-year	4.48%	4.42%

5-year	2.26%	2.22%

10-year	3.88%	3.86%

7-day annualized yield	5.19%	5.14%

30-day annualized yield	5.20%	5.15%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2006, there were 346 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund's predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
					Lipper	Lynch
	Institutional				Institutional	3-Month
Investor	Service	Participant	Reserve	Resource	Money	U.S.
Shares	Shares	Shares	Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Median	Bill Index†

6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003

ESNXX	ESSXX	ERPXX	ERVXX	ERCXX

2.43%	2.35%	2.22%	2.15%	2.07%	2.37%	2.43%

4.37%	4.22%	3.96%	3.80%	3.65%	4.28%	4.34%

2.19%	2.09%	1.93%	1.83%	1.73%	2.04%	2.29%

3.85%	3.80%	3.71%	3.66%	3.61%	3.72%	3.81%

5.09%	4.94%	4.69%	4.54%	4.39%	N/A	N/A

5.10%	4.95%	4.70%	4.55%	4.40%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,024.82	$ 1.02
Class AD	$ 1,000.00	$ 1,024.56	$ 1.28
Class IN	$ 1,000.00	$ 1,024.30	$ 1.48
Class IS	$ 1,000.00	$ 1,023.53	$ 2.24
Class P	$ 1,000.00	$ 1,022.25	$ 3.52
Class RV	$ 1,000.00	$ 1,021.48	$ 4.23
Class RC	$ 1,000.00	$ 1,020.71	$ 5.09
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.20	$ 1.02
Class AD	$ 1,000.00	$ 1,023.95	$ 1.28
Class IN	$ 1,000.00	$ 1,023.74	$ 1.48
Class IS	$ 1,000.00	$ 1,022.99	$ 2.24
Class P	$ 1,000.00	$ 1,021.73	$ 3.52
Class RV	$ 1,000.00	$ 1,021.02	$ 4.23
Class RC	$ 1,000.00	$ 1,020.16	$ 5.09

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.20% for Class I, 0.25% for Class AD, 0.29% for Class IN, 0.44% for Class IS, 0.69% for
Class P, 0.83% for Class RV and 1.00% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,				Year Ended November 30,
	August 31, 2006
CLASS I	(unaudited)	2006	2005	2004 [1]	2003 [2]	2002 [3]	2001 [3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.025	0.034	0.015	0.010	0.003	0.018	0.045

Distributions to shareholders from
Net investment income	(0.025)	(0.034)	(0.015)	(0.010)	(0.003)	(0.018)	(0.045)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.48%	3.40%	1.47%	1.00%	0.34%	1.83%	4.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,860,805	$1,628,761	$1,326,061	$1,435,550	$1,763,107	$1,716,949	$2,301,135
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.20% [4]	0.24%	0.24%	0.22%	0.18% [4]	0.18%	0.18%
Expenses excluding waivers/reimbursements
and expense reductions	0.30% [4]	0.31%	0.34%	0.41%	0.38% [4]	0.38%	0.37%
Net investment income (loss)	4.98% [4]	3.42%	1.47%	1.00%	1.37% [4]	1.80%	4.49%

[1] Year ended February 29.
[2] For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
3 As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund
was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS AD	(unaudited)	2006	2005	2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.024	0.033	0.014	0.006

Distributions to shareholders from
Net investment income	(0.024)	(0.033)	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.46%	3.35%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 602	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.25% [2]	0.29%	0.28%	0.07% [2]
Expenses excluding waivers/reimbursements
and expense reductions	0.35% [2]	0.36%	0.38%	0.26% [2]
Net investment income (loss)	5.11% [2]	3.30%	1.23%	0.22% [2]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IN	(unaudited)	2006	2005	2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.024	0.033	0.014	0.006

Distributions to shareholders from
Net investment income	(0.024)	(0.033)	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.43%	3.30%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,724	$20,792	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.29% [2]	0.34%	0.34%	0.33% [2]
Expenses excluding waivers/reimbursements
and expense reductions	0.39% [2]	0.41%	0.44%	0.52% [2]
Net investment income (loss)	4.75% [2]	3.25%	1.40%	0.81% [2]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS IS	(unaudited)	2006	2005	2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.031	0.012	0.005

Distributions to shareholders from
Net investment income	(0.023)	(0.031)	(0.012)	(0.005)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.35%	3.15%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$263,580	$195,900	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.44% [2]	0.49%	0.49%	0.49% [2]
Expenses excluding waivers/reimbursements
and expense reductions	0.54% [2]	0.56%	0.59%	0.68% [2]
Net investment income (loss)	4.64% [2]	3.16%	1.32%	0.67% [2]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS P	(unaudited)	2006	2005	2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.022	0.029	0.010	0.003

Distributions to shareholders from
Net investment income	(0.022)	(0.029)	(0.010)	(0.003)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.22%	2.89%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,998	$22,927	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69% [2]	0.74%	0.74%	0.74% [2]
Expenses excluding waivers/reimbursements
eand xpense reductions	0.79% [2]	0.81%	0.84%	0.93% [2]
Net investment income (loss)	4.21% [2]	2.84%	0.92%	0.42% [2]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RV	(unaudited)	2006	2005	2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.021	0.027	0.008	0.002

Distributions to shareholders from
Net investment income	(0.021)	(0.027)	(0.008)	(0.002)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.15%	2.74%	0.81%	0.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 68	$3,875	$6,280	$5,062
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83% [2]	0.89%	0.89%	0.88% [2]
Expenses excluding waivers/reimbursements
and expense reductions	0.93% [2]	0.96%	0.99%	1.07% [2]
Net investment income (loss)	4.01% [2]	2.66%	0.87%	0.27% [2]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2006
CLASS RC	(unaudited)	2006	2005	2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.021	0.026	0.007	0.001

Distributions to shareholders from
Net investment income	(0.021)	(0.026)	(0.007)	(0.001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.07%	2.58%	0.66%	0.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 25	$ 10	$ 21	$2,587
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.00% [2]	1.04%	1.04%	1.04% [2]
Expenses excluding waivers/reimbursements
and expense reductions	1.10% [2]	1.11%	1.14%	1.23% [2]
Net investment income (loss)	4.14% [2]	1.85%	0.23%	0.22% [2]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.9%
Carlyle Loan Investment, Ltd., Ser. 2006-4, Class 1, 5.38%, 09/15/2006 144A +
(cost $45,000,000)	$ 45,000,000	$45,000,000

CERTIFICATES OF DEPOSIT 3.6%
Credit Suisse First Boston Corp., 5.01%, 03/07/2007	13,000,000	13,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	20,000,000	20,000,000
4.80%, 10/26/2006	25,000,000	25,000,000
5.37%, 05/25/2007	25,000,000	25,000,000
5.51%, 08/31/2007	45,000,000	45,000,000
Royal Bank of Canada, 5.49%, 10/05/2007	25,000,000	25,000,000
SunTrust Banks, Inc., 5.28%, 10/02/2006	30,000,000	30,000,000

Total Certificates of Deposit (cost $183,000,000)		183,000,000

COMMERCIAL PAPER 73.2%
Asset-Backed 65.7%
Amstel Funding Corp., 5.40%, 10/06/2006	45,000,000	44,763,750
Bavaria Trust Corp.:
5.28%, 09/05/2006	35,000,000	34,979,467
5.29%, 09/20/2006	75,000,000	74,790,604
Belmont Funding, LLC, 5.27%, 09/19/2006	93,001,000	92,755,942
Brahms Funding Corp., 5.29%, 09/06/2006	10,000,000	9,992,653
Broadhollow Funding, LLC:
5.29%, 09/20/2006	45,000,000	44,874,363
5.30%, 09/21/2006	50,000,000	49,852,778
5.31%, 09/08/2006	25,000,000	24,974,187
5.35%, 09/07/2006	20,000,000	19,982,167
Charta, LLC, 5.26%, 09/26/2006	57,000,000	56,791,792
Chesham Finance, LLC, 5.28%, 02/23/2007	110,000,000	108,328,000
Citius I Funding, LLC, 5.30%, 09/14/2006	100,000,000	99,808,611
Compass Securitization, LLC:
5.27%, 09/22/2006	50,000,000	49,846,292
5.28%, 09/20/2006	100,000,000	99,721,333
Concord Minutemen Capital Co., LLC, 5.46%, 01/05/2007	50,000,000	49,044,500
Ebury Finance, LLC:
5.27%, 02/14/2007	100,000,000	97,572,250
5.29%, 09/05/2006	67,000,000	66,960,619
5.30%, 02/22/2007	52,349,000	51,063,325
Fairway Finance Corp., 5.27%, 09/26/2006	50,000,000	49,817,014
Fenway Funding, LLC, 5.30%, 09/13/2006	39,115,000	39,045,897
Fountain Square Commercial Funding, 5.38%, 10/02/2006	14,651,000	14,583,125
Gemini Securitization Corp., 5.35%, 09/01/2006	20,000,000	20,000,000
Giro Balanced Funding Corp.:
5.27%, 09/20/2006	100,000,000	99,736,500
5.29%, 09/15/2006	75,000,000	74,904,486
5.40%, 10/04/2006	50,000,000	49,752,500
Grampian Funding, LLC, 5.27%, 02/16/2007	96,710,000	94,595,442
Greyhawk Funding, LLC, 5.26%, 09/22/2006	136,493,000	136,289,033

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lake Constance Funding, Ltd.:
5.27%, 09/14/2006	$ 45,750,000	$ 45,662,935
5.40%, 10/10/2006	35,000,000	34,795,250
Legacy Capital Corp.:
5.27%, 09/13/2006	25,555,000	25,510,108
5.39%, 09/12/2006	35,000,000	34,942,357
Lexington Parker Capital Corp., LLC, 5.28%, 11/02/2006	86,006,000	85,223,919
Mainsail II, Ltd.:
5.28%, 09/05/2006	10,000,000	9,994,133
5.29%, 10/17/2006	88,000,000	87,510,969
5.30%, 10/12/2006	25,000,000	24,849,097
5.31%, 10/11/2006	40,000,000	39,764,000
5.38%, 09/01/2006	31,000,000	31,000,000
5.39%, 09/11/2006	19,800,000	19,770,355
Morrigan Funding, LLC:
5.30%, 02/28/2007	35,000,000	34,073,375
5.31%, 09/21/2006	50,000,000	49,852,500
Mortgage Interest Network:
5.29%, 09/06/2006	40,000,000	39,970,611
5.29%, 09/25/2006	32,400,000	32,285,736
5.30%, 09/01/2006	100,000,000	100,000,000
Paradigm Funding, LLC, 5.27%, 09/22/2006	94,283,000	93,993,158
Perry Global Funding, Ltd., 5.38%, 10/03/2006	35,000,000	34,832,622
Rams Funding, LLC:
5.29%, 09/13/2006	50,000,000	49,911,833
5.30%, 09/08/2006	86,769,000	86,679,580
Ranger Funding Co., LLC:
5.27%, 10/05/2006	75,000,000	74,626,709
5.35%, 09/11/2006	63,089,000	62,995,243
Scaldis Capital, LLC, 5.27%, 09/11/2006	30,000,000	29,956,083
Stratford Receivables Co., LLC:
5.28%, 09/19/2006	82,839,000	82,639,634
5.30%, 09/22/2006	53,645,000	53,479,148
Thames Asset Global Securitization, Inc., 5.27%, 09/15/2006	18,000,000	17,963,110
Thornburg Mortgage Capital Resources, LLC:
5.29%, 09/19/2006	85,000,000	84,804,564
5.30%, 11/22/2006	50,000,000	49,396,389
5.31%, 09/12/2006	55,000,000	54,929,200
Three Crowns Funding, LLC:
5.28%, 09/14/2006	32,095,000	32,033,806
5.28%, 11/21/2006	140,554,000	139,513,317
Yorktown Capital, LLC, 5.27%, 09/07/2006	90,279,000	90,199,780

		3,387,986,151

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Consumer Finance 6.5%
Ford Motor Credit Co.:
5.31%, 09/14/2006	$103,985,000	$ 103,809,794
5.31%, 09/18/2006	40,000,000	39,899,700
5.38%, 09/01/2006	30,300,000	30,300,000
5.40%, 09/01/2006	39,625,000	39,625,000
MBNA Credit Card Master Trust:
5.28%, 09/26/2006	50,000,000	49,816,667
5.29%, 11/14/2006	75,000,000	74,185,229

		337,636,390

Diversified Financial Services 1.0%
Bank of America Corp., 5.43%, 10/17/2006	50,000,000	49,653,403

Total Commercial Paper (cost $3,775,275,944)		3,775,275,944

CORPORATE BONDS 14.4%
Capital Markets 5.5%
Bear Stearns Cos.:
5.70%, 01/15/2007	20,626,000	20,694,874
FRN, 5.32%, 09/14/2006	100,000,000	100,000,000
Merrill Lynch & Co., Inc., FRN:
5.31%, 09/15/2006	25,000,000	25,000,000
5.31%, 09/25/2006	100,000,000	100,000,000
5.66%, 10/27/2006	40,000,000	40,019,233

		285,714,107

Commercial Banks 1.5%
Bank of Ireland, FRN, 5.31%, 09/19/2006 144A	50,000,000	50,000,000
First Tennessee Bank, FRN, 5.32%, 09/18/2006 144A	25,000,000	25,000,000

		75,000,000

Consumer Finance 3.4%
American Express Co., FRN, 5.38%, 09/06/2006	25,000,000	25,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.38%, 09/05/2006	40,000,000	40,000,000
General Electric Capital Corp.:
5.00%, 06/15/2007	26,025,000	25,927,044
FRN:
5.29%, 09/25/2006	45,000,000	45,000,000
5.43%, 09/18/2006	40,000,000	40,000,000

		175,927,044

Diversified Consumer Services 0.2%
AARP, FRN, 5.31%, 09/07/2006	10,000,000	10,000,000

Diversified Financial Services 2.8%
Bank of America Corp., 7.50%, 09/15/2006	6,655,000	6,662,025
CC USA, Inc., FRN, 5.40%, 10/04/2006	50,000,000	49,752,500
SF Tarns, LLC, FRN, 5.37%, 09/07/2006	16,635,000	16,635,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Diversified Financial Services continued
Sigma Finance, Inc.:
4.31%, 09/28/2006 144A	$ 15,000,000	$ 15,000,000
4.86%, 02/12/2007 144A	15,000,000	15,000,000
5.40%, 05/14/2007 144A	15,000,000	15,000,000
5.75%, 07/25/2007 144A	25,000,000	25,000,000

		143,049,525

Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc., 5.88%, 06/01/2007	25,000,000	25,091,062

Insurance 0.5%
Allstate Corp., FRN, 5.32%, 09/27/2006 +	25,000,000	25,000,000

Total Corporate Bonds (cost $739,781,738)		739,781,738

FUNDING AGREEMENTS 2.2%
Metropolitan Life Funding Agreement, 5.59%, 10/17/2006 +	25,000,000	25,000,000
New York Life Funding Agreement, 5.46%, 10/02/2006 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
5.59%, 09/01/2006 +	50,000,000	50,000,000
5.60%, 09/01/2006 +	15,000,000	15,000,000

Total Funding Agreements (cost $115,000,000)		115,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.8%
FHLB, 5.50%, 08/28/2007	50,000,000	50,000,000
FNMA:
5.50%, 07/10/2007	40,000,000	39,985,600
5.61%, 09/05/2007	55,000,000	55,000,000

Total U.S. Government & Agency Obligations (cost $144,985,600)		144,985,600

YANKEE OBLIGATIONS-CORPORATE 1.0%
Commercial Banks 1.0%
HBOS plc, FRN, 5.46%, 11/20/2006 144A (cost $50,000,000)	50,000,000	50,000,000

TIME DEPOSITS 2.4%
Societe Generale, 5.25%, 09/01/2006	75,000,000	75,000,000
State Street Corp., 5.125%, 09/01/2006	49,857,336	49,857,336

Total Time Deposits (cost $124,857,336)		124,857,336

	Shares	Value

MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Cash Reserves Portfolio	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $5,179,320,540) 100.5%		5,179,320,540
Other Assets and Liabilities (0.5%)		(23,518,955)

Net Assets 100.0%		$ 5,155,801,585

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security is deemed illiquid.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2006:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2006:

1 day	7.9%
2-7 days	7.0%
8-60 days	61.2%
61-120 days	8.1%
121-240 days	9.4%
241+ days	6.4%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (unaudited)

Assets
Investments at amortized cost	$5,179,320,540
Receivable for Fund shares sold	4,000,000
Interest receivable	8,413,606
Prepaid expenses and other assets	164,067

Total assets	5,191,898,213

Liabilities
Dividends payable	10,774,642
Payable for securities purchased	25,000,000
Advisory fee payable	14,317
Distribution Plan expenses payable	2,024
Due to other related parties	7,748
Accrued expenses and other liabilities	297,897

Total liabilities	36,096,628

Net assets	$5,155,801,585

Net assets represented by
Paid-in capital	$5,156,542,843
Undistributed net investment income	70,129
Accumulated net realized losses on investments	(811,387)

Total net assets	$5,155,801,585

Net assets consists of
Class I	$4,860,804,926
Class AD	602,151
Class IN	18,724,368
Class IS	263,579,815
Class P	11,997,688
Class RV	68,006
Class RC	24,631

Total net assets	$5,155,801,585

Shares outstanding (unlimited number of shares authorized)
Class I	4,861,385,286
Class AD	604,231
Class IN	18,744,043
Class IS	263,665,612
Class P	12,007,334
Class RV	68,008
Class RC	24,620

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2006 (unaudited)

Investment income
Interest	$76,766,619

Expenses
Advisory fee	2,919,224
Distribution Plan expenses
Class AD	222
Class IN	8,547
Class IS	284,617
Class P	33,656
Class RV	7,566
Class RC	90
Administrative services fee	892,231
Transfer agent fees	38,986
Trustees' fees and expenses	20,685
Printing and postage expenses	15,125
Custodian and accounting fees	290,469
Registration and filing fees	124,318
Professional fees	22,592
Other	40,434

Total expenses	4,698,762
Less: Expense reductions	(58,689)
Fee waivers	(1,448,552)

Net expenses	3,191,521

Net investment income	73,575,098

Net realized losses on investments	(112,889)

Net increase in net assets resulting from operations	$73,462,209

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2006		Year Ended
	(unaudited)		February 28, 2006

Operations
Net investment income		$73,575,098		$54,650,714
Net realized losses on investments		(112,889)		(595,238)

Net increase in net assets resulting
from operations		73,462,209		54,055,476

Distributions to shareholders from
Net investment income
Class I		(67,496,913)		(45,306,767)
Class AD		(24,714)		(35)
Class IN		(405,997)		(1,417,349)
Class IS		(5,277,040)		(7,176,405)
Class P		(283,406)		(622,259)
Class RV		(44,650)		(120,894)
Class RC		(467)		(1,120)

Total distributions to shareholders		(73,533,187)		(54,644,829)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	13,278,638,924	13,278,638,924	8,860,389,977	8,860,389,977
Class AD	2,901,304	2,901,304	0	0
Class IN	66,791,795	66,791,795	234,393,247	234,393,247
Class IS	1,222,339,869	1,222,339,869	1,845,933,207	1,845,933,207
Class P	54,419,086	54,419,086	86,016,550	86,016,550
Class RV	17,280,952	17,280,952	92,520,663	92,520,663
Class RC	37,304	37,304	1,608,285	1,608,285

		14,642,409,234		11,120,861,929

Net asset value of shares issued in
reinvestment of distributions
Class I	25,853,743	25,853,743	8,400,759	8,400,759
Class AD	17,860	17,860	35	35
Class IN	79,336	79,336	97,330	97,330
Class IS	92,195	92,195	43,763	43,763
Class P	12,392	12,392	0	0

		26,055,526		8,541,887

Payment for shares redeemed
Class I	(10,072,383,008)	(10,072,383,008)	(8,565,612,022)	(8,565,612,022)
Class AD	(2,316,007)	(2,316,007)	0	0
Class IN	(68,938,139)	(68,938,139)	(250,776,003)	(250,776,003)
Class IS	(1,154,747,802)	(1,154,747,802)	(1,826,334,253)	(1,826,334,253)
Class P	(65,359,979)	(65,359,979)	(87,124,440)	(87,124,440)
Class RV	(21,090,031)	(21,090,031)	(94,923,848)	(94,923,848)
Class RC	(22,576)	(22,576)	(1,619,404)	(1,619,404)

		(11,384,857,542)		(10,826,389,970)

Net increase in net assets resulting
from capital share transactions		3,283,607,218		303,013,846

Total increase in net assets		3,283,536,240		302,424,493
Net assets
Beginning of period		1,872,265,345		1,569,840,852

End of period		$5,155,801,585		$1,872,265,345

Undistributed net investment income		$70,129		$28,218

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2006, EIMC waived its advisory fee in the amount of $1,448,552.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $669,720 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012	2013	2014

$143	$40,707	$1,217	$25,697	$21,179	$580,777

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006 the Fund incurred and elected to defer post-October losses of $28,778.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended August 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

12. CLASS LIQUIDATION AND CLOSURE

At meetings held on September 20-21, 2006, the Fund's Board of Trustees approved the liquidation and closure of Class RC and Class RV. Effective after the close of business on October 13, 2006, shares of Class RC and Class RV will no longer be available for purchase by either new or existing shareholders. The classes are expected to be liquidated on or about December 15, 2006. The balances of any remaining shareholders on the liquidation date will be redeemed.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567761  rv2  10/2006

Item 1 - Reports to Stockholders.

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 30, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: October 30, 2006